Portfolio of investments—March 31, 2022 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.86%
New York: 0.32%
Nuveen New York Quality Municipal Income Fund Institutional MuniFund Term Preferred Shares (90 shares) 0.69% 144Aø	$ 9,000,000	$ 9,000,000
Other: 0.54%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (100 shares) 0.69% 144Aø	10,000,000	10,000,000
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series C (50 shares) 0.25% 144Aø	5,000,000	5,000,000
		15,000,000
Total Closed end municipal bond fund obligations (Cost $24,000,000)		24,000,000

	Interest rate	Maturity date
Municipal obligations: 98.93%
Alabama: 1.76%
Health revenue: 0.19%
Birmingham AL Special Care Facilities Ascension Senior Credit Group Series C-1 øø	1.85%	11-15-2046	5,395,000	5,403,308
Housing revenue: 0.35%
Alabama HFA MFHR South Oak Residences Series A øø	1.25	12-1-2025	10,000,000	9,729,052
Industrial development revenue: 0.13%
Selma AL Industrial Development Board Refunding Bonds Gulf Opportunity Zone International Paper Company øø	2.00	11-1-2033	3,675,000	3,637,967
Utilities revenue: 1.09%
Alabama Black Belt Energy Gas District Series A øø	4.00	12-1-2048	2,000,000	2,049,890
Black Belt Energy Gas District Alabama Gas Project #6 Series B øø	4.00	10-1-2052	6,500,000	6,772,481
Lower Alabama Gas Supply District Project #2 øø	4.00	12-1-2050	8,660,000	8,950,837
Southeast Alabama Gas Supply District Project #2 Series 2018A	4.00	6-1-2049	12,150,000	12,526,265
				30,299,473
				49,069,800
Alaska: 0.32%
Health revenue: 0.22%
Alaska IDA & Export Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2027	1,455,000	1,639,564
Alaska IDA & Export Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2028	1,530,000	1,750,011
Alaska IDA & Export Tanana Chiefs Conference Project Series 2019A	5.00	10-1-2029	2,220,000	2,574,794
				5,964,369
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  1

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.10%
Alaska IDA & Export Power Refunding Bonds Snettisham Hydroelectric Project Series 2015	5.00%	1-1-2023	$ 2,835,000	$ 2,890,657
				8,855,026
Arizona: 2.24%
Education revenue: 0.61%
Arizona Board of Regents University Arizona System Revenue Refunding Bonds Speed Series C	5.00	8-1-2023	1,000,000	1,043,077
Arizona Board of Regents University Arizona System Revenue Refunding Bonds Speed Series C	5.00	8-1-2025	600,000	655,798
Arizona IDA Agribusiness & Equine Center Incorporated Project Series 2017B 144A	4.00	3-1-2027	995,000	1,025,744
Arizona IDA Education Facility Leman Academy of Excellence Incorporated Project 144A	4.50	7-1-2029	765,000	774,084
Arizona IDA Education Revenue Jerome Facility Project Series B	4.00	7-1-2034	230,000	231,589
Arizona IDA Education Revenue Jerome Facility Project Series B	5.00	7-1-2029	160,000	169,174
Arizona IDA Education Revenue Jerome Facility Project Series B	5.00	7-1-2030	190,000	200,329
Arizona IDA Education Revenue Jerome Facility Project Series B	5.00	7-1-2031	200,000	210,465
Arizona IDA Education Revenue Jerome Facility Project Series B	5.00	7-1-2032	210,000	220,793
Arizona IDA Education Revenue Jerome Facility Project Series B	5.00	7-1-2033	220,000	231,093
Pima County AZ IDA American Leadership Academy Project Series 2015 144A	4.60	6-15-2025	770,000	789,421
Pima County AZ IDA Charter Schools Project Series 2013	4.50	7-1-2022	710,000	711,184
Pima County AZ IDA Education Revenue Refunding Bonds 144A	4.00	6-15-2026	2,585,000	2,634,940
Pima County AZ IDA Education Revenue Refunding Bonds 144A	4.00	6-15-2028	2,785,000	2,808,451
Pima County AZ IDA Education Revenue Refunding Bonds American Leadership Project 144A	4.00	6-15-2024	2,140,000	2,178,701
Pima County AZ IDA Education Revenue Refunding Bonds Facility Edkey Charter 144A	3.50	7-1-2025	2,605,000	2,611,753
Pima County AZ IDA Noah Webster Schools Project Series A	5.50	12-15-2023	415,000	426,905
				16,923,501
Health revenue: 0.59%
Arizona Health Facilities Authority Banner Health Series B (SIFMA Municipal Swap +0.25%) ±	0.74	1-1-2046	5,000,000	5,000,042
Maricopa County AZ IDA Senior Living Facilities Christian Care Retirement Apartments Incorporated Project	5.00	1-1-2023	1,120,000	1,148,105
Maricopa County AZ IDA Senior Living Facilities Christian Care Surprise Incorporated Project 144A	5.00	1-1-2026	3,420,000	3,161,862
Maricopa County AZ IDA Series 2019C (SIFMA Municipal Swap +0.57%) ±	1.08	1-1-2035	5,485,000	5,508,211
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2022	205,000	207,030
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2023	215,000	220,131
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2024	220,000	227,741
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2025	270,000	281,471
See accompanying notes to portfolio of investments

2  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00%	12-1-2026	$ 245,000	$ 256,004
Tempe AZ IDA Friendship Village of Tempe Project Series A	4.00	12-1-2027	350,000	366,036
				16,376,633
Industrial development revenue: 0.58%
Chandler AZ IDA Intel Corporation Project øø	5.00	6-1-2049	11,645,000	12,316,133
Phoenix AZ IDA Various Republic Services Incorporated Projects øø	0.45	12-1-2035	4,000,000	3,997,590
				16,313,723
Miscellaneous revenue: 0.46%
Arizona IDA Revenue Lincoln South Beltway Project	5.00	2-1-2027	1,255,000	1,408,455
Arizona IDA Revenue Lincoln South Beltway Project	5.00	5-1-2027	1,125,000	1,268,411
Arizona IDA Revenue Lincoln South Beltway Project	5.00	8-1-2027	1,205,000	1,365,073
Arizona IDA Revenue Lincoln South Beltway Project	5.00	11-1-2027	1,000,000	1,137,561
Navajo Nation Series A 144A	4.00	12-1-2022	3,235,000	3,259,091
Navajo Nation Series A 144A	5.00	12-1-2025	4,110,000	4,317,606
				12,756,197
				62,370,054
Arkansas: 0.09%
Tax revenue: 0.09%
Bentonville AR Sales & Use Tax Refunding and Improvement Bonds Series 2021B	1.05	11-1-2046	2,240,000	2,196,230
Cabot AR Sales & Use Tax Refunding Bonds Series B	4.00	12-1-2029	230,000	254,087
Cabot AR Sales & Use Tax Refunding Bonds Series B	4.00	12-1-2030	125,000	137,604
				2,587,921
California: 4.98%
Airport revenue: 0.29%
Port of Oakland	5.00	5-1-2024	225,000	238,844
Port of Oakland	5.00	5-1-2024	2,875,000	3,036,234
San Francisco County AMT Series A	5.00	5-1-2027	4,775,000	4,789,494
				8,064,572
Education revenue: 0.41%
California Municipal Finance Authority Charter School Nova Academy Project Series 2016A 144A	4.00	6-15-2026	645,000	660,202
California School Finance Authority Charter School Rocketship Education Obligated Group Series 2017A 144A	4.50	6-1-2027	250,000	261,261
The Regents of the University of California Series 2013AI	5.00	5-15-2033	10,000,000	10,357,808
				11,279,271
Health revenue: 1.26%
California CDA Health Facilities Catholic Series D (AGM Insured) €	0.78	7-1-2041	8,700,000	8,700,000
California CDA Health Facilities Catholic Series E (AGM Insured) €	0.78	7-1-2040	8,525,000	8,525,000
California PFA Revenue Henry Mayo Newhall Hospital Series A	4.00	10-15-2026	415,000	443,718
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  3

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
California PFA Revenue Henry Mayo Newhall Hospital Series A	4.00%	10-15-2027	$ 400,000	$ 431,972
California PFA Senior Living Revenue Refunding Bond Enso Village Project Series A 144A	5.00	11-15-2036	1,000,000	1,066,777
California PFA Senior Living Revenue Refunding Bond Enso Village Project Series B2 144A	2.38	11-15-2028	1,000,000	969,182
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0119 (Deutsche Bank LIQ) 144Aø	0.55	7-1-2044	14,900,000	14,900,000
				35,036,649
Housing revenue: 0.14%
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	1,447,393	1,533,112
California Municipal Finance Authority Orchard Park Student Housing Project Series 2021 (BAM Insured)	5.00	5-15-2024	500,000	525,237
California Municipal Finance Authority Orchard Park Student Housing Project Series 2021 (BAM Insured)	5.00	5-15-2025	400,000	428,501
California Municipal Finance Authority Orchard Park Student Housing Project Series 2021 (BAM Insured)	5.00	5-15-2026	400,000	436,256
California Municipal Finance Authority Orchard Park Student Housing Project Series 2021 (BAM Insured)	5.00	5-15-2027	500,000	553,250
California Municipal Finance Authority Orchard Park Student Housing Project Series 2021 (BAM Insured)	5.00	5-15-2028	400,000	447,945
				3,924,301
Miscellaneous revenue: 0.43%
California Infrastructure and Economic Development Bank J Paul Getty Trust Series 2021-B2 øø	3.00	10-1-2047	1,000,000	1,035,446
Compton CA PFA Refunding Bond 144A	4.00	9-1-2022	1,175,000	1,181,793
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2022	300,000	301,268
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2024	310,000	319,874
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2026	350,000	369,032
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured) 144A	4.00	6-1-2036	800,000	861,731
Tender Option Bond Trust Receipts/Floater Certificates Series 2021-XG0318 (Deutsche Bank LIQ) 144Aø	0.55	6-15-2055	7,997,500	7,997,500
				12,066,644
Resource recovery revenue: 0.36%
California PCFA Series A 144Aøø	0.45	8-1-2023	10,000,000	9,993,975
Tax revenue: 1.42%
Riverside County CA Public Financing Project Area #1 (BAM Insured)	5.00	10-1-2026	1,250,000	1,374,195
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9002 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.76	7-7-2036	37,000,000	37,000,000
Transbay Joint Powers Authority Green Subordinated Bond Tax Allocation Bond Series B	2.40	10-1-2049	1,095,000	1,064,602
				39,438,797
See accompanying notes to portfolio of investments

4  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.57%
Bay Area Toll Authority Toll Bridge San Francisco Bay Area Series C (SIFMA Municipal Swap +0.45%) ±	0.94%	4-1-2056	$ 2,000,000	$ 2,008,964
Bay Area Toll Authority Toll Bridge San Francisco Bay Area Series D (SIFMA Municipal Swap +0.30%) ±	0.79	4-1-2056	14,000,000	13,882,445
				15,891,409
Utilities revenue: 0.10%
California Community Choice Financing Authority Clean Energy Project Green Bond Series B-1 øø	4.00	2-1-2052	2,600,000	2,812,764
				138,508,382
Colorado: 1.25%
Airport revenue: 0.21%
Denver CO City & County Airport System Revenue Series 2012B	5.00	12-1-2030	5,000,000	5,796,821
Education revenue: 0.30%
Colorado ECFA Charter School New Summit Charter 144A	4.00	7-1-2031	310,000	307,149
Colorado ECFA Eagle Ridge Academy Project 144A	3.63	11-1-2026	1,250,000	1,250,979
Colorado ECFA Rocky Mountain Classical Academy Project	6.38	9-1-2023	630,000	657,002
Colorado ECFA Vanguard School Project	4.00	6-15-2022	515,000	517,890
Colorado School of Mines Institutional Enterprise Refunding Bonds Series 2018A (1 Month LIBOR +0.50%) ±	0.65	2-1-2023	5,595,000	5,580,988
				8,314,008
GO revenue: 0.13%
Aviation Station North Metropolitan District #2 Colorado Improvement & Refunding Bonds Limited Tax Series A	4.00	12-1-2029	500,000	499,979
Grand River CO Hospital District (AGM Insured)	5.00	12-1-2025	1,000,000	1,084,992
Mirabelle Metropolitan District #2 Colorado Senior Series A	5.00	12-1-2039	700,000	712,501
Peak Metropolitan District #1 Colorado Limited Tax Series A 144A	4.00	12-1-2035	500,000	485,107
Sterling Ranch Community Authority Board Colorado Supported Revenue Refunding Bonds and Improvement Limited Tax District #2	3.38	12-1-2030	500,000	502,642
Thompson Crossing Metropolitan District #4 Colorado Improvement & Refunding Bonds Limited Tax	3.50	12-1-2029	515,000	507,800
				3,793,021
Health revenue: 0.44%
Colorado HFA Catholic Health Initiatives Series 2015-XF2195 (Morgan Stanley Bank LIQ) 144Aø	0.59	10-1-2037	9,000,000	9,000,000
Colorado HFA Hospital CommonSpirit Health Series B-2 øø	5.00	8-1-2049	3,000,000	3,271,098
				12,271,098
Miscellaneous revenue: 0.06%
Colorado Bridge Enterprise Senior Revenue Bonds AMT Central 70 Project Private Activity	4.00	12-31-2024	1,610,000	1,675,223
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  5

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.08%
Centerra CO Metropolitan District #1 Series 2017 144A	5.00%	12-1-2022	$ 1,940,000	$ 1,964,266
Pueblo CO Urban Renewal Authority Evraz Project Series B 144A¤	0.00	12-1-2025	200,000	169,103
				2,133,369
Transportation revenue: 0.03%
Colorado E-470 Public Highway Authority Senior Revenue Bond Series 2020-A	5.00	9-1-2040	800,000	851,660
				34,835,200
Connecticut: 2.24%
Education revenue: 0.21%
Connecticut HEFA University of Hartford Project Series N	5.00	7-1-2026	575,000	623,440
Connecticut HEFA University of Hartford Project Series N	5.00	7-1-2027	430,000	472,443
Connecticut HEFA University of Hartford Project Series N	5.00	7-1-2028	530,000	588,112
Connecticut HEFAR Yale University Issue Series A-2 øø	2.00	7-1-2042	1,500,000	1,480,394
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2025	480,000	522,951
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2026	385,000	425,912
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2026	940,000	1,042,051
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2027	125,000	137,368
Connecticut Higher Education Supplemental Loan Authority AMT Chelsea Loan Program Series B	5.00	11-15-2027	500,000	561,940
				5,854,611
GO revenue: 0.32%
Bridgeport CT Series A	5.00	6-1-2026	1,220,000	1,354,957
Bridgeport CT Series A	5.00	6-1-2027	1,425,000	1,609,913
Bridgeport CT Series A	5.00	6-1-2028	1,605,000	1,841,368
Hartford CT Series A	5.00	4-1-2025	2,500,000	2,578,829
Hartford CT Series A	5.00	4-1-2027	1,650,000	1,700,375
				9,085,442
Health revenue: 0.34%
Connecticut HEFA Revenue Hartford Healthcare Series B2 øø	5.00	7-1-2053	7,800,000	8,733,217
Connecticut HEFA Revenue McLean Affiliates Incorporated Series B2 144A	2.75	1-1-2026	650,000	647,464
				9,380,681
Tax revenue: 1.37%
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series A	5.00	8-1-2029	17,125,000	18,562,437
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2030	3,000,000	3,461,093
See accompanying notes to portfolio of investments

6  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00%	10-1-2031	$ 9,000,000	$ 10,357,320
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series B	5.00	10-1-2032	5,000,000	5,743,007
				38,123,857
				62,444,591
Delaware: 0.05%
Education revenue: 0.05%
Delaware EDA Odyssey Charter School Project Series A 144A	6.25	9-1-2025	1,225,000	1,290,139
District of Columbia: 1.03%
Airport revenue: 0.23%
Metropolitan Washington DC Airports Authority System Revenue Refunding AMT Series A	5.00	10-1-2025	6,000,000	6,510,040
Education revenue: 0.08%
District of Columbia Revenue Two Rivers Public Charter School Incorporated	3.00	6-1-2030	1,100,000	1,062,674
District of Columbia Revenue Two Rivers Public Charter School Incorporated	4.00	6-1-2030	1,000,000	1,048,772
				2,111,446
Housing revenue: 0.58%
District of Columbia HFA MFHR 1550 First Street Project øø	1.46	6-1-2039	16,100,000	16,104,849
Water & sewer revenue: 0.14%
District of Columbia Water and Sewer Authority Public Utility Subordinated Lien Bond Series C øø	1.75	10-1-2054	4,000,000	3,972,377
				28,698,712
Florida: 3.34%
Airport revenue: 0.67%
Broward County FL Port Facilities Revenue Refunding Bonds Series C	5.00	9-1-2027	2,330,000	2,665,248
Miami-Dade County FL Aviation Refunding Bonds AMT	5.00	10-1-2029	11,000,000	11,628,680
Miami-Dade County FL Aviation Refunding Bonds AMT	5.00	10-1-2030	1,325,000	1,400,727
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2032	1,385,000	1,468,315
Miami-Dade County FL Seaport Revenue Bond AMT Series B	6.00	10-1-2033	1,500,000	1,590,233
				18,753,203
Education revenue: 0.36%
Capital Trust Agency Educational Facilities Renaissance Charter School Incorporated Projects Series 2017A 144A	4.38	6-15-2027	1,035,000	1,052,025
Capital Trust Agency Educational Facilities Renaissance Charter School Incorporated Projects Series A 144A	4.00	6-15-2029	2,335,000	2,354,661
Capital Trust Agency Educational Facilities Renaissance Imagine School at Land O' Lakes 144A	3.00	12-15-2029	420,000	405,097
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  7

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Incorporated 144A	4.00%	9-15-2030	$ 470,000	$ 476,427
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2027	650,000	724,681
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2028	1,050,000	1,183,595
Florida State HEFAR Educational Facilities Florida Institute of Technology	5.00	10-1-2029	1,000,000	1,140,118
Miami-Dade County FL IDA Youth Charter Schools Project Series 2015A 144A	5.00	9-15-2025	550,000	565,003
Palm Beach County FL Educational Facilities Authority Revenue Atlantic University Incorporated	4.00	10-1-2029	420,000	435,269
Palm Beach County FL Educational Facilities Authority Revenue Atlantic University Incorporated	4.00	10-1-2030	870,000	899,990
Palm Beach County FL Educational Facilities Authority Revenue Atlantic University Incorporated	4.00	10-1-2031	660,000	681,539
				9,918,405
Health revenue: 0.22%
Florida Development Finance Corporation Senior Living Revenue Mayflower Retirement Community 144A	1.75	6-1-2026	510,000	485,437
Palm Beach County FL HFA Revenue Toby and Leon Cooperman Sinai Residences Project	2.63	6-1-2025	4,000,000	3,917,200
St. Johns County FL IDA Senior Living Vicars Landing Project Series A	4.00	12-15-2029	225,000	227,519
St. Johns County FL IDA Senior Living Vicars Landing Project Series A	4.00	12-15-2030	200,000	202,043
St. Johns County FL IDA Senior Living Vicars Landing Project Series A	4.00	12-15-2031	205,000	206,189
St. Johns County FL IDA Senior Living Vicars Landing Project Series A	4.00	12-15-2036	1,000,000	986,798
				6,025,186
Housing revenue: 0.41%
Capital Trust Agency Florida College Park Towers Apartments Project (Department of Housing and Urban Development Insured) øø	1.25	5-1-2024	9,000,000	8,917,167
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2022	1,325,000	1,332,854
University of West Florida Foundation Incorporated Dormitory Series A	5.00	6-1-2023	1,190,000	1,231,030
				11,481,051
Industrial development revenue: 0.16%
Escambia County FL Environmental Improvement Refunding Bonds International Paper Company Project Series B øø	2.00	11-1-2033	825,000	816,687
Florida Development Finance Corporation 144A	5.00	5-1-2029	2,000,000	2,084,448
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated	3.00	6-1-2032	1,500,000	1,415,373
				4,316,508
See accompanying notes to portfolio of investments

8  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.13%
Capital Trust Agency Florida College Park Towers Apartments Project 144A	4.00%	6-15-2024	$ 1,000,000	$ 1,003,295
Capital Trust Agency Florida College Park Towers Apartments Project 144A	4.00	6-15-2025	350,000	350,192
Florida Village Community Development District #10 Special Assessment Bonds	5.13	5-1-2024	935,000	962,467
Florida Village Community Development District #13 Special Assessment Bonds	2.63	5-1-2024	250,000	249,324
Pinellas County FL IDA 2017 Foundation for Global Understanding Incorporated Project	5.00	7-1-2029	910,000	963,641
				3,528,919
Resource recovery revenue: 0.13%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144Aøø	5.00	8-1-2029	3,500,000	3,520,863
Transportation revenue: 0.09%
Miami-Dade County FL Expressway Authority Toll System (AGM Insured, Citibank NA LIQ) 144Aø	0.56	7-1-2035	1,050,000	1,050,000
Osceola County FL Transportation Revenue Improvement & Refunding Bonds Osceola Parkway Series 2019A-1	5.00	10-1-2027	950,000	1,064,907
Osceola County FL Transportation Revenue Improvement & Refunding Bonds Osceola Parkway Series 2019A-1	5.00	10-1-2029	450,000	516,397
				2,631,304
Utilities revenue: 0.36%
Gainesville FL Utilities System Revenue Bonds Series 2012B (Barclays Bank plc SPA) ø	0.35	10-1-2042	10,000,000	10,000,000
Water & sewer revenue: 0.81%
Charlotte County FL IDA 144A	4.00	10-1-2041	1,250,000	1,214,352
North Sumter County Utility Dependent District Florida Utility Revenue Sumter Water Conservation Authority Project (AGM Insured)	5.00	10-1-2029	1,055,000	1,242,435
North Sumter County Utility Dependent District Florida Utility Revenue Sumter Water Conservation Authority Project (AGM Insured)	5.00	10-1-2030	1,760,000	2,090,810
North Sumter County Utility Dependent District Florida Utility Revenue Sumter Water Conservation Authority Project (AGM Insured)	5.00	10-1-2031	1,980,000	2,384,597
North Sumter County Utility Dependent District Florida Utility Revenue Sumter Water Conservation Authority Project (AGM Insured)	5.00	10-1-2032	2,080,000	2,500,327
Tohopekaliga Water Authority Florida Utility System Series 2020 144A	5.00	10-1-2025	12,000,000	13,248,799
				22,681,320
				92,856,759
Georgia: 5.46%
Health revenue: 0.12%
Fulton County GA Residential Care Facilities Elderly Authority Revenue Entrance Fee Canterbury Court 144A	2.25	10-1-2028	3,665,000	3,344,860
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  9

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.19%
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	3.63%	1-1-2031	$ 2,000,000	$ 1,913,881
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2036	1,750,000	1,831,521
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2054	1,500,000	1,534,264
				5,279,666
Transportation revenue: 0.06%
Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A 144A¤	0.00	6-1-2024	1,770,000	1,635,796
Utilities revenue: 5.09%
Appling County Development Authority Oglethorpe Power Corporation Hatch Project øø	1.50	1-1-2038	2,500,000	2,447,645
Bartow County Development Authority Georgia Power Company Plant Bowen Project øø	1.55	8-1-2043	6,500,000	6,490,655
Bartow County Development Authority Pollution Control Georgia Power Company Plant Bowen Project øø	1.80	9-1-2029	1,000,000	903,411
Bartow County Development Authority Pollution Control Georgia Power Company Plant Bowen Project øø	2.75	12-1-2032	4,950,000	4,965,694
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E øø	3.25	11-1-2045	3,000,000	3,081,124
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F øø	3.00	11-1-2045	14,955,000	15,101,556
Burke County GA Development Authority PCR Bonds Georgia Power Company Plant Vogtle Project øø	1.70	12-1-2049	3,500,000	3,415,848
Burke County GA Development Authority PCR Bonds Georgia Power Company Plant Vogtle Project øø	2.25	10-1-2032	1,500,000	1,496,321
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2023	625,000	643,554
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2024	350,000	369,411
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2025	400,000	432,525
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2026	600,000	663,297
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2027	700,000	788,677
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2028	850,000	974,273
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2029	1,000,000	1,165,090
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2030	1,100,000	1,300,658
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2031	1,000,000	1,179,439
Dalton GA Utilities Revenue Combined Bonds	5.00	3-1-2032	1,000,000	1,173,633
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2018C (Royal Bank of Canada LIQ) øø	4.00	8-1-2048	14,485,000	14,926,404
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022A	4.00	12-1-2028	3,000,000	3,187,379
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022A	4.00	12-1-2029	4,500,000	4,797,935
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022C 144Aøø	4.00	8-1-2052	23,000,000	23,591,903
Main Street Natural Gas Incorporated Georgia Gas Project Series B øø	4.00	8-1-2049	10,000,000	10,434,559
Main Street Natural Gas Incorporated Georgia Gas Project Series C øø	4.00	3-1-2050	10,235,000	10,674,925
Main Street Natural Gas Incorporated Georgia Gas Project Series C øø	4.00	5-1-2052	7,265,000	7,665,424
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series A (Royal Bank of Canada LIQ) øø	4.00	4-1-2048	2,640,000	2,712,336
See accompanying notes to portfolio of investments

10  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	0.90%	4-1-2048	$ 4,700,000	$ 4,690,902
Municipal Electric Authority Georgia General Resolution Projects Subordinate Bonds Series A	5.00	1-1-2028	1,035,000	1,180,126
Municipal Electric Authority Georgia General Resolution Projects Subordinated Bonds Series A	5.00	1-1-2027	1,010,000	1,131,804
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2027	300,000	336,179
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2028	400,000	456,087
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project M Series A	5.00	1-1-2029	400,000	459,097
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project P Series B	5.00	1-1-2028	1,000,000	1,131,611
Municipal Electric Authority Georgia Plant Vogtle Units 3&4 Project P Series B	5.00	1-1-2029	910,000	1,032,600
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2027	1,150,000	1,288,688
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2028	1,270,000	1,448,077
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2029	1,140,000	1,313,963
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2030	1,025,000	1,177,608
Municipal Electric Authority Georgia Project One Subordinated Bonds Series A	5.00	1-1-2031	1,385,000	1,594,050
				141,824,468
				152,084,790
Guam: 0.14%
Miscellaneous revenue: 0.08%
Guam Government Department Education Certificate of Participation Refunding Bonds John F Kennedy High School	3.63	2-1-2025	750,000	750,530
Guam Government Department Education Certificate of Participation Refunding Bonds John F Kennedy High School	4.25	2-1-2030	1,355,000	1,386,304
				2,136,834
Tax revenue: 0.06%
Guam Government Business Privilege Tax Refunding Bonds Series F	5.00	1-1-2030	750,000	845,772
Guam Government Business Privilege Tax Refunding Bonds Series F	5.00	1-1-2031	750,000	855,365
				1,701,137
				3,837,971
Hawaii: 0.30%
Health revenue: 0.30%
Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap +0.45%) ±	0.96	7-1-2039	8,350,000	8,350,000
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  11

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 16.28%
Airport revenue: 1.93%
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2013A	5.50%	1-1-2027	$ 3,925,000	$ 4,022,852
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00	1-1-2026	7,000,000	7,302,585
Chicago IL Midway Airport Second Lien Refunding Bonds Series 2014A	5.00	1-1-2030	5,925,000	6,173,889
Chicago IL O'Hare International Airport AMT Passenger Facility Charge Refunding Bonds Series B	5.00	1-1-2032	5,125,000	5,202,290
Chicago IL O'Hare International Airport Customer Facility Charge	5.25	1-1-2023	1,350,000	1,384,628
Chicago IL O'Hare International Airport Customer Facility Charge	5.25	1-1-2024	1,665,000	1,704,868
Chicago IL O'Hare International Airport Passenger Facility Charge	4.00	1-1-2029	10,955,000	11,067,868
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2013A	5.00	1-1-2026	2,690,000	2,748,430
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2015A	5.00	1-1-2028	10,820,000	11,493,088
Chicago IL O'Hare International Airport Senior Lien Refunding Bonds Series 2017D	5.00	1-1-2025	2,450,000	2,608,434
				53,708,932
Education revenue: 0.94%
Illinois Finance Authority Charter School Revenue Series A 144A	4.00	7-1-2031	1,735,000	1,578,872
Illinois Finance Authority Charter School Revenue Series A 144A	5.00	7-1-2041	4,475,000	4,155,835
Illinois Finance Authority Revenue Refunding Bonds Bradley University Project Series C	5.00	8-1-2028	1,860,000	2,034,957
Illinois Finance Authority Revenue University Chicago Series A	5.00	10-1-2031	4,000,000	4,824,852
Illinois Finance Authority Revenue University Chicago Series A	5.00	10-1-2032	3,750,000	4,558,172
Southern Illinois University Board of Trustees Housing & Auxiliary Facilities System Series A (BAM Insured)	4.00	4-1-2028	725,000	782,960
University of Illinois Board of Trustees Auxiliary Facilities System Revenue Refunding Bonds Series 2013A	4.00	4-1-2030	5,000,000	5,086,418
University of Illinois Board of Trustees Auxiliary Facilities System Revenue Refunding Bonds Series 2013A	5.00	4-1-2026	3,000,000	3,093,694
				26,115,760
GO revenue: 6.05%
Berwyn IL Series A	5.00	12-1-2028	3,000,000	3,185,917
Berwyn IL Series A	5.00	12-1-2029	2,345,000	2,475,072
Chicago IL Board of Education Dedicated Revenues Series A	5.00	12-1-2031	2,500,000	2,750,450
Chicago IL Board of Education Dedicated Revenues Series A	5.00	12-1-2033	5,300,000	5,801,334
Chicago IL Board of Education Dedicated Revenues Series A	5.00	12-1-2034	1,500,000	1,637,643
Chicago IL Board of Education Unlimited Tax General Obligation Refunding Bonds Series 2018A (AGM Insured)	5.00	12-1-2024	3,000,000	3,216,754
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2024	14,800,000	14,130,062
See accompanying notes to portfolio of investments

12  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00%	1-1-2027	$ 7,720,000	$ 6,684,667
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2023	800,000	820,075
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2024	550,000	578,016
Chicago IL Park District General Obligation Limited Series A	5.00	1-1-2025	625,000	671,436
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2023	1,000,000	1,025,093
Chicago IL Park District General Obligation Limited Series C	5.00	1-1-2024	410,000	430,885
Chicago IL Park District Harbor Facilities Series D	5.00	1-1-2023	1,175,000	1,205,810
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2022	1,235,000	1,261,953
Chicago IL Park District Unlimited Tax Series E	5.00	11-15-2023	1,295,000	1,357,548
Chicago IL Refunding Bonds Project Series 2003B	5.13	1-1-2027	1,700,000	1,807,854
Chicago IL Refunding Bonds Project Series 2003B	5.50	1-1-2032	1,145,000	1,226,928
Chicago IL Refunding Bonds Series 2015C	5.00	1-1-2023	765,000	784,196
Chicago IL Series A	5.00	1-1-2025	2,000,000	2,123,965
Chicago IL Series A	5.00	1-1-2027	8,000,000	8,686,366
Chicago IL Series A	5.00	1-1-2028	6,125,000	6,676,213
Chicago IL Series C	5.00	1-1-2026	970,000	1,042,530
Chicago IL Unrefunded Balance Refunding Bonds Series C	5.00	1-1-2023	1,735,000	1,778,537
Cook County IL Community Consolidated School District #15 Limited Tax	5.00	12-1-2026	2,540,000	2,816,855
Cook County IL Refunding Bond Series A	5.00	11-15-2027	2,000,000	2,265,625
Cook County IL School District #153 Homewood Series A (AGM Insured) ¤	0.00	12-15-2023	1,225,000	1,178,444
Cook County IL School District #227 Rich Township Refunding Bonds Series 2015	3.00	12-1-2024	965,000	985,907
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2026	3,030,000	3,377,161
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2027	2,950,000	3,350,793
Cook County IL School District #99 Cicero Limited Tax (BAM Insured)	5.00	12-1-2028	2,285,000	2,636,484
Cook County IL School District #99 Cicero Refunding Bonds Limited Tax Series B	5.00	12-1-2022	1,000,000	1,021,293
Cook County IL School District #99 Cicero Refunding Bonds Limited Tax Series B	5.00	12-1-2024	1,000,000	1,069,841
Cook County IL School District #99 Cicero Refunding Bonds Limited Tax Series B	5.00	12-1-2025	1,000,000	1,091,577
Cook County IL Series 2021A	5.00	11-15-2033	3,850,000	4,491,009
Cook County IL Series A (AGM Insured)	5.00	11-15-2026	3,000,000	3,381,482
Cook County IL Series A	5.00	11-15-2030	2,200,000	2,437,830
Decatur IL Macon County General Obligation Refunding Bonds Series 2013	5.00	3-1-2024	1,405,000	1,446,700
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Prerefunded Bond Balance CAB (AGM Insured) ¤	0.00	1-1-2024	455,000	439,542
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Prerefunded Bond Balance CAB (AGM Insured) ¤	0.00	1-1-2024	2,345,000	2,265,331
DeKalb & Kane Counties IL Community Unit School District #427 Sycamore Prerefunded Bond Balance CAB (AGM Insured) ¤	0.00	1-1-2024	2,830,000	2,703,290
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  13

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
DuPage & Cook Counties IL Township High School District #86 Hinsdale	4.00%	1-15-2034	$ 2,815,000	$ 3,004,438
Illinois Land Refunding Bonds Series A	5.00	10-1-2026	3,000,000	3,279,395
Illinois Series 2012	5.00	3-1-2028	6,465,000	6,487,157
Illinois Series 2016	5.00	11-1-2025	5,000,000	5,412,376
Illinois Series A	5.00	4-1-2023	3,500,000	3,600,838
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015A	5.00	1-1-2028	1,555,000	1,632,566
Kane, Cook & DuPage Counties IL School District #46 Elgin Series 2015D	5.00	1-1-2032	1,025,000	1,075,768
Madison-Macoupin Etc Counties IL Community College District #536 Series A (BAM Insured)	5.00	11-1-2025	1,620,000	1,745,132
Madison-Macoupin Etc Counties IL Community College District #536 Series A (BAM Insured)	5.00	11-1-2026	1,410,000	1,518,542
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2027	1,000,000	1,069,372
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2028	950,000	1,012,448
Peoria County IL School District #150 Peoria Series A (AGM Insured)	4.00	12-1-2029	4,000,000	4,250,255
Rockford IL Waterworks System Series B (BAM Insured)	5.00	12-15-2022	1,065,000	1,090,631
Waukegan IL Series 2015A (AGM Insured)	5.00	12-30-2031	1,000,000	1,075,335
Will County IL	4.00	11-15-2035	2,490,000	2,622,701
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured) ¤	0.00	1-1-2025	14,385,000	13,346,535
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured) ¤	0.00	1-1-2026	8,695,000	7,823,190
				168,365,147
Health revenue: 0.24%
Illinois Finance Authority Revenue Advocate Health Care Network	4.00	11-1-2030	3,000,000	3,251,759
Illinois Finance Authority Revenue Bonds Lutheran Life Communities	4.00	11-1-2022	390,000	392,934
Illinois Finance Authority Revenue Bonds Lutheran Life Communities	4.00	11-1-2024	420,000	430,640
Illinois Finance Authority Revenue Bonds Series 2014	5.00	8-1-2038	1,520,000	1,621,441
Illinois Finance Authority Revenue Refunding Bonds Smith Crossing Series 2022	4.00	10-15-2025	295,000	303,115
Illinois Finance Authority Revenue Refunding Bonds Smith Crossing Series 2022	4.00	10-15-2028	670,000	688,611
				6,688,500
Housing revenue: 0.09%
Illinois Housing Development Authority Homeowner Mortgage Series 2016C	2.90	8-1-2031	1,000,000	992,047
Northern Illinois University Auxiliary Facilities System Series 2021 (BAM Insured)	5.00	10-1-2027	350,000	394,588
Northern Illinois University Auxiliary Facilities System Series 2021 (BAM Insured)	5.00	10-1-2029	650,000	754,360
Northern Illinois University Auxiliary Facilities System Series 2021 (BAM Insured)	5.00	10-1-2030	325,000	382,015
				2,523,010
See accompanying notes to portfolio of investments

14  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 1.08%
Brookfield IL Revenue Adjusted Brookfield Zoo Project (Northern Trust Company LOC) ø	0.51%	6-1-2038	$ 1,430,000	$ 1,430,000
Chicago IL Board of Education Unlimited Tax General Obligation Refunding Bonds Series 2019B	5.00	12-1-2026	2,000,000	2,168,560
Chicago IL Board of Education Unlimited Tax General Obligation Refunding Bonds Series 2019B	5.00	12-1-2027	1,625,000	1,773,949
Chicago IL Special Assessment Improvement Refunding Bonds Lakeshore East Project Series 2022	3.20	12-1-2029	325,000	313,739
Chicago IL Special Assessment Improvement Refunding Bonds Lakeshore East Project Series 2022	3.29	12-1-2030	350,000	337,099
Chicago IL Special Assessment Improvement Refunding Bonds Lakeshore East Project Series 2022	3.38	12-1-2031	375,000	360,117
Chicago IL Special Assessment Improvement Refunding Bonds Lakeshore East Project Series 2022	3.45	12-1-2032	300,000	287,963
Illinois Refunding Bonds Series 2016	5.00	2-1-2026	2,000,000	2,172,100
Illinois Series 2013 (AGM Insured)	5.00	7-1-2023	4,875,000	5,050,272
Illinois Series 2013	5.50	7-1-2033	4,000,000	4,193,460
Illinois Series 2017D	5.00	11-1-2022	1,805,000	1,838,496
Illinois Series A	5.00	11-1-2023	8,955,000	9,343,751
Illinois Series A	5.00	12-1-2035	650,000	701,713
				29,971,219
Tax revenue: 4.45%
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2023	2,400,000	2,462,029
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	2,475,000	2,605,871
Chicago IL Tax Increment Bond Pilson Redevelopment Project Series A	5.00	6-1-2022	1,635,000	1,644,554
Cook County IL Sales Tax Revenue	5.00	11-15-2029	1,000,000	1,149,786
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2029	675,000	793,252
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2030	3,575,000	4,241,573
Cook County IL Sales Tax Revenue Series A	5.00	11-15-2031	2,250,000	2,661,629
Illinois Regional Transportation Authority Series A (AGM Insured)	5.25	6-1-2024	9,995,000	10,711,807
Illinois Regional Transportation Authority Series B-RMKT øø	0.65	6-1-2025	6,900,000	6,900,000
Illinois Sales Tax Build IL Junior Obligation	5.00	6-15-2025	9,025,000	9,319,500
Illinois Sales Tax First Series (NPFGC Insured)	6.00	6-15-2024	515,000	556,012
Illinois Sales Tax First Series (NPFGC Insured)	6.00	6-15-2025	8,365,000	9,300,670
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported	5.00	6-15-2028	1,000,000	1,097,777
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (BAM Insured)	5.00	6-15-2028	1,500,000	1,718,264
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (BAM Insured)	5.00	6-15-2028	1,515,000	1,735,446
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (BAM Insured)	5.00	6-15-2030	2,000,000	2,292,940
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported (BAM Insured)	5.00	6-15-2030	3,250,000	3,726,028
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2022	3,795,000	3,781,693
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	1,740,000	1,529,684
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported Series 2014	5.00	6-15-2022	3,395,000	3,417,163
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported Series 2014	5.00	6-15-2023	3,220,000	3,319,915
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  15

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Illinois Sports Facilities Authority Refunding Bonds Insured State Tax Supported Series 2014	5.00%	6-15-2024	$ 4,135,000	$ 4,340,694
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2022	1,390,000	1,368,166
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2029	1,750,000	1,328,050
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	19,090,000	19,236,357
Metropolitan Pier & Exposition Authority Prerefunded Bond (NPFGC Insured) ¤	0.00	12-15-2023	20,000	19,311
Metropolitan Pier & Exposition Authority Prerefunded Bond (NPFGC Insured)	5.70	6-15-2025	220,000	224,184
Metropolitan Pier & Exposition Authority Unrefunded Bond (NPFGC Insured) ¤	0.00	12-15-2023	1,105,000	1,053,605
Metropolitan Pier & Exposition Authority Unrefunded Bond (NPFGC Insured)	5.70	6-15-2025	780,000	794,834
Sales Tax Securitization Corporation Second Lien Sales Tax	5.00	1-1-2028	5,000,000	5,621,066
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	4,815,000	5,239,769
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2027	1,000,000	1,107,316
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2028	5,265,000	5,918,982
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2023	855,000	856,447
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2024	885,000	885,611
St. Charles, Kane & DuPage Counties IL Series 2016	4.00	1-1-2025	925,000	922,815
				123,882,800
Tobacco revenue: 0.67%
Railsplitter Tobacco Settlement Authority	5.00	6-1-2023	18,000,000	18,605,903
Transportation revenue: 0.50%
Illinois State Toll Highway Authority Senior Revenue Refunding Bonds Series B	5.00	1-1-2029	11,990,000	13,989,493
Water & sewer revenue: 0.33%
Chicago IL Wastewater Transmission Series B (AGM Insured)	5.00	1-1-2031	3,140,000	3,520,179
Chicago IL Waterworks Second Lien	5.00	11-1-2028	2,560,000	2,855,926
Chicago IL Waterworks Second Lien Series 2017-2 (AGM Insured)	5.00	11-1-2030	2,620,000	2,985,269
				9,361,374
				453,212,138
Indiana: 1.43%
Education revenue: 0.01%
Indiana Finance Authority Environmental Facilities Revenue Refunding Bonds Kipp Indianapolis Incorporated Project Series A	4.00	7-1-2030	210,000	214,885
Health revenue: 0.00%
Indiana HFFA Ancilla System Incorporated (NPFGC Insured)	5.25	7-1-2022	95,000	95,318
See accompanying notes to portfolio of investments

16  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.40%
Illinois Finance Authority Tax-Exempt Private Activity Bonds Ohio River Bridges East End Crossing Project Series 2013A	5.00%	7-1-2044	$ 5,550,000	$ 5,749,233
Indiana Finance Authority Tax-Exempt Private Activity Bonds Series 2013	5.00	7-1-2048	5,215,000	5,402,207
				11,151,440
Miscellaneous revenue: 0.85%
Indiana Bond Bank Revenue CAB Hamilton Company Projects Series B ¤	0.00	7-15-2026	735,000	665,698
Indiana Bond Bank Revenue CAB Hamilton Company Projects Series B ¤	0.00	7-15-2027	630,000	554,391
Indianapolis Industry Local Public Improvement Bond Bank Series A	5.00	6-1-2028	5,710,000	6,491,375
Indianapolis Industry Local Public Improvement Bond Bank Series A	5.00	6-1-2029	6,600,000	7,606,612
Indianapolis Industry Local Public Improvement Bond Bank Series A	5.00	6-1-2030	6,300,000	7,348,921
Michigan IN City School Building Corporation Series 2016A	5.00	1-15-2025	1,000,000	1,065,271
				23,732,268
Utilities revenue: 0.17%
Indiana Finance Authority Environmental Facilities Revenue Refunding Bonds Indianapolis Land Power and Light Company Project Series A	0.75	12-1-2038	3,000,000	2,766,245
Indiana Finance Authority Midwestern Disaster Relief Revenue Various Ohio Valley Electric Corporation Project	3.00	11-1-2030	2,000,000	1,869,754
				4,635,999
				39,829,910
Iowa: 0.50%
Education revenue: 0.10%
Iowa Student Loan Liquidity Corporation Senior Revenue Bonds AMT Series B	5.00	12-1-2025	1,295,000	1,412,167
Iowa Student Loan Liquidity Corporation Senior Revenue Bonds AMT Series B	5.00	12-1-2026	1,215,000	1,345,160
				2,757,327
GO revenue: 0.34%
Coralville IA Taxable-Annual Appropriation Series 2018E	7.00	6-1-2025	8,485,000	8,929,664
Coralville IA Taxable-Annual Appropriation Series B	4.40	5-1-2023	410,000	412,215
				9,341,879
Water & sewer revenue: 0.06%
Xenia Dallas County IA Rural Water District Capital Loan Notes	5.00	12-1-2031	1,615,000	1,767,267
				13,866,473
Kansas: 0.31%
Health revenue: 0.04%
Wichita KS Health Care Facilities Presbyterian Manors Obligated Group	5.00	5-15-2026	1,105,000	1,150,742
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  17

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.27%
Wyandotte County & Kansas City KS Special Obligation Improvement & Refunding Bonds Plaza Redevelopment Project	4.00%	12-1-2028	$ 455,000	$ 436,948
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤##	0.00	9-1-2034	23,570,000	7,099,612
				7,536,560
				8,687,302
Kentucky: 2.77%
Education revenue: 0.15%
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	3.00	12-1-2024	2,345,000	2,347,753
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	4.00	12-1-2029	570,000	596,216
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	4.00	12-1-2030	590,000	615,234
Columbia KY Educational Development Lindsey Wilson College Incorporated Project	4.00	12-1-2031	615,000	639,235
				4,198,438
Health revenue: 0.29%
Kentucky EDFA Health System Revenue Norton Healthcare Incorporate Series B (NPFGC Insured) ¤	0.00	10-1-2026	3,000,000	2,625,877
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015	5.00	11-15-2025	1,230,000	1,220,723
Kentucky EDFA Norton Healthcare Incorporated Series B (NPFGC Insured) ¤	0.00	10-1-2022	1,000,000	990,709
Louisville & Jefferson Counties KY Metro Health System Revenue Norton Healthcare Incorporated Series C øø	5.00	10-1-2047	3,000,000	3,342,762
				8,180,071
Industrial development revenue: 0.05%
Boone Country KY PCR Various Refunding Bonds Duke Energy (Sumitomo Mitsui Banking Corporation LOC) ø	0.54	8-1-2027	1,295,000	1,295,000
Miscellaneous revenue: 0.04%
Kentucky State University Certificate of Participation (BAM Insured)	3.00	11-1-2032	320,000	325,404
Kentucky State University Certificate of Participation (BAM Insured)	4.00	11-1-2033	130,000	144,068
Kentucky State University Certificate of Participation (BAM Insured)	4.00	11-1-2034	130,000	143,753
Kentucky State University Certificate of Participation (BAM Insured)	5.00	11-1-2029	200,000	234,459
Kentucky State University Certificate of Participation (BAM Insured)	5.00	11-1-2030	175,000	207,973
				1,055,657
Utilities revenue: 2.24%
Kentucky Public Energy Authority Gas Supply Series A-1 øø	4.00	12-1-2049	3,755,000	3,891,478
Kentucky Public Energy Authority Gas Supply Series B øø	4.00	1-1-2049	14,725,000	15,276,519
Kentucky Public Energy Authority Gas Supply Series C øø	4.00	12-1-2049	4,605,000	4,778,588
See accompanying notes to portfolio of investments

18  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Kentucky Public Energy Authority Gas Supply Series C-1 øø	4.00%	2-1-2050	$20,960,000	$ 22,149,482
Louisville & Jefferson Counties KY Metro Government PCR Series B	1.35	11-1-2027	2,000,000	1,819,724
Trimble County KY PCR Bonds Louisville Gas and Electric Company Project Series 2001A	0.63	9-1-2026	3,250,000	2,925,607
Trimble County KY PCR Bonds Louisville Gas and Electric Company Project Series 2001B	1.35	11-1-2027	6,200,000	5,719,300
Trimble County KY PCR Bonds Louisville Gas and Electric Company Project Series 2016A øø	1.30	9-1-2044	6,250,000	5,721,419
				62,282,117
				77,011,283
Louisiana: 1.21%
Airport revenue: 0.17%
New Orleans LA Aviation Board General North Terminal Project Series A	5.00	1-1-2032	1,000,000	1,065,762
New Orleans LA Aviation Board Gulf Opportunity Zone Controlled Foreign Corporation Revenue Refunding Bonds Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2031	1,250,000	1,416,959
New Orleans LA Aviation Board Gulf Opportunity Zone Controlled Foreign Corporation Revenue Refunding Bonds Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2032	2,000,000	2,263,904
				4,746,625
Education revenue: 0.05%
Louisiana Public Facilities Authority Loyola University Project Series 2017 ¤	0.00	10-1-2022	1,500,000	1,480,008
Industrial development revenue: 0.54%
St. John the Baptist Parish LA Revenue Refunding Bonds Marathon Oil Corporation Project øø	2.38	6-1-2037	8,330,000	8,114,165
St. John the Baptist Parish LA Series A øø	2.20	6-1-2037	7,000,000	6,770,220
				14,884,385
Miscellaneous revenue: 0.12%
Louisiana Local Government Environmental Facilities and CDA Jefferson Parish Gomesa Project 144A	4.00	11-1-2044	1,415,000	1,292,785
Louisiana State General Obligation Bonds Series A	5.00	2-1-2027	2,000,000	2,113,619
				3,406,404
Water & sewer revenue: 0.33%
East Baton Rouge LA Refunding Bonds Multi Modal Series A øø	1.30	2-1-2041	3,500,000	3,270,108
Greater Ouachita Water Company Incorporated Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	3.00	9-1-2023	250,000	253,771
Greater Ouachita Water Company Incorporated Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	5.00	9-1-2024	460,000	491,269
Greater Ouachita Water Company Incorporated Louisiana Waterworks and Sewer System Refunding Bonds (BAM Insured)	5.00	9-1-2025	510,000	557,649
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2026	350,000	387,102
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2027	600,000	675,681
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  19

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
New Orleans LA Sewage Service Revenue Series B	5.00%	6-1-2028	$ 400,000	$ 457,185
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2029	600,000	695,326
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2030	600,000	703,732
New Orleans LA Sewage Service Revenue Series B	5.00	6-1-2031	1,520,000	1,781,223
				9,273,046
				33,790,468
Maine: 0.03%
Health revenue: 0.03%
Maine HEFA	5.00	7-1-2027	180,000	205,943
Maine HEFA	5.00	7-1-2027	570,000	640,692
				846,635
Maryland: 1.60%
Education revenue: 0.11%
Maryland Health and HEFAR Stevenson University Series A	5.00	6-1-2029	300,000	336,194
Maryland Health and HEFAR Stevenson University Series A	5.00	6-1-2031	350,000	397,459
Maryland Health and HEFAR Stevenson University Series A	5.00	6-1-2033	425,000	479,124
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2015 144A	5.25	8-1-2022	565,000	568,285
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016	5.00	8-1-2026	1,180,000	1,210,704
				2,991,766
GO revenue: 0.48%
Prince George's County MD Consolidated Public Improvement Bonds Series C	4.00	8-1-2028	12,960,000	13,352,705
Health revenue: 0.07%
Maryland Health and HEFAR Adventist Healthcare Series 2021	5.00	1-1-2026	495,000	533,340
Maryland Health and HEFAR Adventist Healthcare Series 2021	5.00	1-1-2027	430,000	470,115
Maryland Health and HEFAR Adventist Healthcare Series 2021	5.00	1-1-2028	300,000	332,207
Maryland Health and HEFAR Adventist Healthcare Series 2021	5.00	1-1-2029	290,000	324,894
Maryland Health and HEFAR Adventist Healthcare Series 2021	5.00	1-1-2030	285,000	322,649
				1,983,205
Housing revenue: 0.60%
Maryland CDA 144A	1.33	1-1-2024	6,000,000	5,891,327
Maryland CDA Department of Housing & Community Multifamily Development Windsor Valley III Apartments Series G (FHA Insured)	1.05	12-1-2023	11,000,000	10,741,478
				16,632,805
Tax revenue: 0.34%
Maryland State Department of Transportation	4.00	12-15-2027	9,260,000	9,583,185
				44,543,666
See accompanying notes to portfolio of investments

20  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 4.01%
Airport revenue: 0.34%
Massachusetts Port Authority Revenue AMT Series E	5.00%	7-1-2031	$ 1,000,000	$ 1,165,987
Massachusetts Port Authority Revenue AMT Series E	5.00	7-1-2032	1,500,000	1,743,293
Massachusetts Port Authority Revenue AMT Series E	5.00	7-1-2033	3,000,000	3,480,199
Massachusetts Port Authority Revenue AMT Series E	5.00	7-1-2034	2,615,000	3,024,943
				9,414,422
Education revenue: 1.29%
Lowell MA Collegiate Charter School Revenue	4.00	6-15-2024	320,000	322,037
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2029	490,000	512,587
Massachusetts Development Finance Agency Harvard University Series A	5.00	7-15-2033	22,560,000	25,158,560
Massachusetts Development Finance Agency Lasell University Issue Series 2021	4.00	7-1-2029	340,000	347,280
Massachusetts Development Finance Agency Lasell University Issue Series 2021	4.00	7-1-2030	355,000	360,974
Massachusetts Development Finance Agency Lasell University Issue Series 2021	4.00	7-1-2031	370,000	374,839
Massachusetts Development Finance Agency Sabis International Charter School Series 2015	5.00	4-15-2025	630,000	653,018
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series 2018B	5.00	7-1-2023	2,460,000	2,548,001
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series 2020B	5.00	7-1-2026	1,000,000	1,092,604
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series 2020B	5.00	7-1-2027	1,500,000	1,664,983
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series 2020B	5.00	7-1-2028	1,250,000	1,405,952
Massachusetts Educational Financing Authority Education Loan Revenue AMT Issue Lien Senior Series 2020B	5.00	7-1-2029	1,400,000	1,594,531
				36,035,366
Health revenue: 0.81%
Massachusetts Development Finance Agency Linden Ponds Incorporated Facility 144A	4.00	11-15-2023	580,000	592,178
Massachusetts Development Finance Agency Partners Healthcare System Series S-3 (SIFMA Municipal Swap +0.50%) ±	0.99	7-1-2038	14,870,000	14,853,051
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2026	150,000	162,796
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2027	160,000	176,122
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2028	175,000	194,908
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2029	300,000	337,849
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2030	320,000	363,919
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2031	350,000	399,690
Massachusetts Development Finance Agency Revenue Milford Regional Medical Center Series G 144A	5.00	7-15-2032	400,000	456,056
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  21

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Massachusetts Development Finance Authority Revenue Bonds Series 2019 T1 (SIFMA Municipal Swap +0.60%) 144A±	1.09%	7-1-2049	$ 2,650,000	$ 2,645,497
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2891 (Barclays Bank plc LOC, AGM Insured, Barclays Bank plc LIQ) 144Aø	0.53	10-1-2045	2,245,000	2,245,000
				22,427,066
Miscellaneous revenue: 0.74%
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2031	10,000,000	10,273,474
Massachusetts Water Pollution Abatement Trust Series 17	5.00	2-1-2032	10,000,000	10,271,803
				20,545,277
Tax revenue: 0.32%
Massachusetts Bay Transportation Authority Assessment Bonds Series A	4.00	7-1-2037	9,000,000	9,046,764
Transportation revenue: 0.51%
Greater Attleboro Taunton Regional Transit Authority Massachusetts Revenue BAN	1.00	8-19-2022	8,200,000	8,187,956
Lowell MA Regional Transit Authority Revenue BAN	1.00	8-19-2022	6,000,000	5,991,416
				14,179,372
				111,648,267
Michigan: 2.06%
Airport revenue: 0.19%
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series 2010C	5.00	12-1-2022	1,000,000	1,016,483
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series 2015F	5.00	12-1-2030	4,000,000	4,331,230
				5,347,713
Education revenue: 0.16%
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2029	405,000	438,044
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2030	405,000	440,260
Lake Superior State University Board of Trustees Series 2021 (AGM Insured)	4.00	11-15-2031	400,000	436,890
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative	5.00	12-1-2026	840,000	865,079
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative	5.00	12-1-2027	585,000	602,055
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative	5.00	12-1-2028	535,000	550,579
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative	5.00	12-1-2029	590,000	606,679
Michigan Finance Authority Limited Obligation Refunding Bonds Higher Education College Creative	5.00	12-1-2030	400,000	410,887
Michigan Finance Authority Limited Obligation Revenue Refunding Bonds Public School Academy Cesar Chavez Academy Project	3.25	2-1-2024	195,000	194,071
				4,544,544
See accompanying notes to portfolio of investments

22  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.10%
Fraser MI Public Schools District (Qualified School Board Loan Fund Insured)	5.00%	5-1-2022	$ 610,000	$ 611,870
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2024	1,025,000	1,064,990
Ingham County MI Williamston Community Schools Series A (Qualified School Board Loan Fund Insured)	4.00	5-1-2025	1,000,000	1,055,341
				2,732,201
Health revenue: 0.24%
Kalamazoo MI Economic Development Corporation Revenue Limited Obligation Heritage Community	2.88	5-15-2026	1,520,000	1,506,856
Michigan Finance Authority Bronson Healthcare Group Series B & C øø	3.75	11-15-2049	4,800,000	5,071,873
				6,578,729
Industrial development revenue: 0.07%
Michigan Strategic Fund Limited Obligation Revenue Graphic Packaging International LLC øø	4.00	10-1-2061	2,000,000	2,092,023
Miscellaneous revenue: 0.50%
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.80	10-1-2022	500,000	503,284
Michigan Finance Authority Detroit Recovery Project Series 2014F	3.88	10-1-2023	2,500,000	2,532,370
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bonds Series F	4.50	10-1-2029	5,685,000	5,829,726
Michigan Finance Authority Revenue Taxable Detroit Financial Recovery	4.60	10-1-2022	335,000	337,206
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2028	865,000	1,003,622
Michigan Finance Authority Senior Lien Distributable State Aid	5.00	11-1-2029	1,500,000	1,763,819
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	5.00	5-1-2023	710,000	710,676
Michigan Public Educational Facilities Authority Chandler Park Academy Project	6.35	11-1-2028	1,140,000	1,141,259
				13,821,962
Tax revenue: 0.11%
Michigan Finance Authority Series 2014B	5.00	7-1-2032	3,000,000	3,105,970
Water & sewer revenue: 0.69%
Detroit MI Water & Sewage Department Series A	5.00	7-1-2022	1,000,000	1,009,438
Michigan Financial Authority Great Lakes Water Authority Series C-3 (AGM Insured)	5.00	7-1-2031	3,000,000	3,184,719
Michigan Financial Authority Local Government Loan Program Series C7 (NPFGC Insured)	5.00	7-1-2022	2,000,000	2,018,877
Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2022	2,700,000	2,724,420
Michigan Financial Authority Local Government Loan Program Series D1 (AGM Insured)	5.00	7-1-2023	2,000,000	2,075,557
Michigan Financial Authority Local Government Loan Program Series D6 (NPFGC Insured)	5.00	7-1-2022	2,080,000	2,099,632
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  23

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Michigan Financial Authority Local Government Loan Program Series D6 (NPFGC Insured)	5.00%	7-1-2023	$ 3,670,000	$ 3,812,336
Michigan Financial Authority Local Government Loan Program Series D6 (NPFGC Insured)	5.00	7-1-2024	2,130,000	2,266,939
				19,191,918
				57,415,060
Minnesota: 0.78%
Education revenue: 0.22%
Cologne MN Charter School Lease Academy Project Series 2014A	4.00	7-1-2023	260,000	264,411
Minneapolis MN Charter School Lease Revenue Northeast College Preparatory Project	5.00	7-1-2040	875,000	884,357
Minnesota State HEFAR Refunding Bonds St. Catherine University Series A	5.00	10-1-2024	545,000	579,404
Minnesota State HEFAR Refunding Bonds St. Catherine University Series A	5.00	10-1-2027	1,035,000	1,160,645
Minnesota State HEFAR Refunding Bonds St. Catherine University Series A	5.00	10-1-2029	660,000	747,097
St. Paul MN Housing & RDA Charter School Hmong College Preparatory Academy Project Series A	5.00	9-1-2026	1,000,000	1,040,314
Woodbury MN Charter School Woodbury Leadership Academy Project Series A	4.00	7-1-2031	690,000	694,212
Woodbury MN Charter School Woodbury Leadership Academy Project Series A	4.00	7-1-2041	850,000	826,576
				6,197,016
Health revenue: 0.20%
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144Aøø	5.85	11-1-2058	5,500,000	5,653,551
Utilities revenue: 0.36%
Minnseota Municpal Gas Agency Commodity Supply Revenue Bonds Series 2022 (U.S. SOFR +1.00%) ±	1.19	12-1-2052	10,000,000	9,967,290
				21,817,857
Mississippi: 0.41%
GO revenue: 0.14%
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2029	620,000	676,640
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2030	565,000	614,791
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2031	400,000	433,115
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	4.00	9-1-2032	435,000	469,043
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2024	355,000	379,305
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2025	255,000	278,913
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2026	225,000	250,992
See accompanying notes to portfolio of investments

24  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00%	9-1-2027	$ 385,000	$ 436,608
Mississippi Development Bank Special Obligation Gulfport Mississippi Public Improvement Project	5.00	9-1-2028	315,000	362,053
				3,901,460
Health revenue: 0.27%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Project øø	5.00	9-1-2044	3,000,000	3,252,225
Mississippi Hospital Equipment & Facilities Authority Revenue North Mississippi Health Services Series LI øø	5.00	10-1-2040	3,930,000	4,341,913
				7,594,138
				11,495,598
Missouri: 2.52%
Education revenue: 0.33%
Missouri State HEFAR University Health Science	5.00	10-1-2026	925,000	1,014,525
Missouri State HEFAR University Health Science	5.00	10-1-2027	975,000	1,082,820
Missouri State HEFAR University Health Science	5.00	10-1-2028	1,025,000	1,148,318
Missouri State HEFAR Webster University Project	5.00	4-1-2022	775,000	775,000
Missouri State HEFAR Webster University Project	5.00	4-1-2023	1,050,000	1,078,660
Missouri State HEFAR Webster University Project	5.00	4-1-2024	2,820,000	2,961,196
Missouri State HEFAR Webster University Project	5.00	4-1-2025	600,000	641,904
Missouri State HEFAR Webster University Project	5.00	4-1-2026	500,000	542,648
				9,245,071
Health revenue: 0.96%
Missouri HEFAR Barnes-Jewish Christian Health System Series C øø	5.00	5-1-2052	18,000,000	20,655,643
Missouri State HEFAR St. Lukes Health System Incorporated	5.00	11-15-2030	5,425,000	5,994,734
				26,650,377
Housing revenue: 0.32%
Missouri Southern State University Auxiliary Enterprise Revenue System	3.00	10-1-2026	1,000,000	964,842
Missouri Southern State University Auxiliary Enterprise Revenue System	4.00	10-1-2031	1,000,000	968,477
Port Authority of Kansas City MO MFHR Bonds Series 2022A (Department of Housing and Urban Development Insured) øø	1.50	5-1-2024	7,000,000	6,953,010
				8,886,329
Miscellaneous revenue: 0.67%
Kansas City MO IDA International Airport Terminal Modernization Project Series B	5.00	3-1-2028	3,000,000	3,364,672
Kansas City MO IDA International Airport Terminal Modernization Project Series B	5.00	3-1-2030	2,000,000	2,261,376
Missouri Public Utilities Commission Interim Construction Notes Series 2022	0.75	8-1-2023	10,000,000	9,795,611
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	4.00	3-1-2023	1,010,000	1,024,771
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  25

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00%	3-1-2024	$ 1,000,000	$ 1,042,253
Platte County MO Riverside-Quindaro Bend Levee District Project L-385	5.00	3-1-2025	1,105,000	1,165,372
				18,654,055
Tax revenue: 0.14%
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2022	350,000	351,039
Branson MO IDA Branson Shoppes Series A	4.00	11-1-2023	750,000	754,235
Hanley Road Corridor Transportation Development District Missouri Transportation Sales Tax Revenue Refunding Bonds	1.00	10-1-2027	290,000	262,575
Hanley Road Corridor Transportation Development District Missouri Transportation Sales Tax Revenue Refunding Bonds	1.63	10-1-2033	700,000	691,305
Hanley Road Corridor Transportation Development District Missouri Transportation Sales Tax Revenue Refunding Bonds	2.00	10-1-2039	750,000	727,109
Lees Summit MO Summit Fair Project Series 2017 144A	3.50	11-1-2023	95,000	93,923
Richmond Heights MO Francis Place Redevelopment Project	5.63	11-1-2025	1,070,000	1,066,847
				3,947,033
Water & sewer revenue: 0.10%
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2023	805,000	826,472
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2025	810,000	876,257
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2027	700,000	793,509
Kansas City MO Sanitation Sewer System Revenue Series B	5.00	1-1-2028	275,000	317,230
				2,813,468
				70,196,333
Nebraska: 0.67%
Airport revenue: 0.03%
Lincoln NE Airport Authority	5.00	7-1-2029	835,000	966,992
Education revenue: 0.08%
Douglas County NE Educational Facilities SIFMA Index Creighton University (SIFMA Municipal Swap +0.53%) ±	1.02	7-1-2035	2,250,000	2,257,500
Utilities revenue: 0.56%
Central Plains Energy Nebraska Gas Project #1 (Royal Bank of Canada LIQ) øø	4.00	12-1-2049	6,355,000	6,662,471
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2025	3,290,000	3,553,445
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2026	3,750,000	4,117,015
Central Plains Energy Nebraska Gas Project #3	5.00	9-1-2027	1,000,000	1,108,301
				15,441,232
				18,665,724
See accompanying notes to portfolio of investments

26  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nevada: 0.12%
Miscellaneous revenue: 0.09%
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.00%	6-1-2022	$ 315,000	$ 314,958
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.00	6-1-2024	150,000	147,299
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.00	6-1-2025	180,000	174,319
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.00	6-1-2026	225,000	214,392
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.25	6-1-2027	250,000	235,702
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.50	6-1-2028	250,000	235,058
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.50	6-1-2029	200,000	184,981
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.63	6-1-2030	300,000	275,662
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.75	6-1-2031	225,000	205,389
Las Vegas NV Special Improvement District #816 Local Improvement Summerlin Village 22	2.75	6-1-2033	515,000	459,994
				2,447,754
Tax revenue: 0.03%
Sparks NV Tourism Improvement District #1 Senior Revenue Refunding Bonds Sales Tax Anticipation Notes 144A	2.50	6-15-2024	1,015,000	1,007,678
				3,455,432
New Hampshire: 0.82%
Housing revenue: 0.09%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	2,424,411	2,588,421
Industrial development revenue: 0.18%
New Hampshire Finance Authority Lonza Biologics Incorporated (Landesbank Hessen-Thüringen LOC) ø	0.56	9-1-2030	5,000,000	5,000,000
Utilities revenue: 0.55%
National Finance Authority PCR Bonds New York State Electric & Gas Corporation Project AMT Series 2022A %%	4.00	12-1-2028	14,550,000	15,180,775
				22,769,196
New Jersey: 3.94%
Airport revenue: 0.45%
New Jersey EDA Refunding Bonds Port Newark Container	5.00	10-1-2025	2,750,000	2,993,886
New Jersey EDA Refunding Bonds Port Newark Container	5.00	10-1-2026	2,130,000	2,356,819
New Jersey EDA Refunding Bonds Port Newark Container	5.00	10-1-2027	1,675,000	1,878,579
South Jersey NJ Port Corporation Marine Terminal Series B	5.00	1-1-2027	1,000,000	1,094,766
South Jersey NJ Port Corporation Marine Terminal Series B	5.00	1-1-2028	500,000	554,088
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  27

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00%	1-1-2023	$ 1,665,000	$ 1,707,531
South Jersey NJ Port Corporation Marine Terminal Series S-2	5.00	1-1-2024	1,750,000	1,841,918
				12,427,587
Education revenue: 0.51%
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	4.00	7-1-2036	425,000	458,360
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	4.00	7-1-2037	150,000	161,500
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	4.00	7-1-2038	200,000	214,967
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	5.00	7-1-2032	225,000	266,485
Atlantic County NJ Improvement Authority Atlantic City Campus Phase II Project Series A (AGM Insured)	5.00	7-1-2034	225,000	265,637
New Jersey EDA Revenue School Facilities Construction Series QQQ	5.00	6-15-2030	1,000,000	1,142,524
New Jersey EDA Revenue School Facilities Construction Series QQQ	5.00	6-15-2031	500,000	571,899
New Jersey EDA School Facilities Construction Refunding Notes Series I (SIFMA Municipal Swap +1.60%) ±	2.09	3-1-2028	10,000,000	10,088,018
Newark NJ Higher Educational Finance Corporation Charter Schools Incorporated Series 2015 A 144A	4.63	8-15-2025	950,000	978,772
				14,148,162
GO revenue: 0.23%
Atlantic City NJ Board Education Refunding Bonds (AGM Insured)	4.00	4-1-2027	400,000	431,646
Atlantic City NJ Board Education Refunding Bonds (AGM Insured)	4.00	4-1-2029	400,000	436,999
Atlantic City NJ Board Education Refunding Bonds (AGM Insured)	4.00	4-1-2031	350,000	377,652
Atlantic City NJ Board Education Refunding Bonds (AGM Insured)	4.00	4-1-2033	300,000	320,777
Atlantic City NJ Board Education Refunding Bonds (AGM Insured)	4.00	4-1-2034	260,000	277,698
New Jersey EDA Revenue Refunding Bonds School Facilities Construction Series GGG 144A	5.25	9-1-2026	2,000,000	2,216,986
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2029	340,000	396,653
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2030	325,000	384,439
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2031	400,000	479,548
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2032	430,000	514,600
Newark NJ Board of Education Refunding School Energy Savings Obligation (BAM Insured)	5.00	7-15-2033	520,000	621,172
				6,458,170
See accompanying notes to portfolio of investments

28  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.06%
New Jersey EDA Elite Pharmaceuticals Project Series A	6.50%	9-1-2030	$ 305,000	$ 280,852
New Jersey EDA The Goethals Bridge Replacement Project	5.00	1-1-2023	1,520,000	1,551,428
				1,832,280
Miscellaneous revenue: 0.88%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.13	7-1-2029	5,620,000	5,628,046
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.38	7-1-2030	9,705,000	9,749,075
New Jersey EDA School Facilities Construction Refunding Bonds Project Series I (SIFMA Municipal Swap +1.25%) ±	1.74	9-1-2025	4,500,000	4,555,039
New Jersey EDA School Facilities Construction Refunding Bonds Project Series NN (AGM Insured)	5.00	3-1-2024	1,645,000	1,690,803
New Jersey Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2538 (Barclays Bank plc LOC, Barclays Bank plc LIQ) 144Aø	0.55	6-15-2040	2,810,000	2,810,000
				24,432,963
Tax revenue: 0.54%
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	5,000,000	5,730,592
New Jersey Series 2020-A	4.00	6-1-2030	3,000,000	3,262,921
New Jersey TTFA Transportation Program Series AA	4.00	6-15-2035	2,000,000	2,091,541
New Jersey TTFA Transportation Program Series AA	5.00	6-15-2035	2,000,000	2,258,768
New Jersey TTFA Transportation Program Series BB	5.00	6-15-2030	1,500,000	1,682,051
				15,025,873
Transportation revenue: 1.01%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2026	12,000,000	10,444,337
New Jersey TTFA CAB Transportation System Series C (Ambac Insured) ¤	0.00	12-15-2026	3,500,000	3,054,737
New Jersey TTFA Series 2012AA	5.00	6-15-2023	1,350,000	1,360,486
New Jersey TTFA Series 2013AA	5.00	6-15-2023	4,740,000	4,904,203
New Jersey TTFA Series A	5.00	12-15-2025	1,000,000	1,088,866
New Jersey TTFA Series D	5.00	12-15-2023	6,960,000	7,284,354
				28,136,983
Water & sewer revenue: 0.26%
New Jersey EDA øø	2.20	10-1-2039	5,500,000	5,319,819
New Jersey EDA Water Facilities Revenue Refunding Bonds AMT New Jersey American Water Company Incorporated øø	1.10	11-1-2029	2,075,000	1,847,984
				7,167,803
				109,629,821
New Mexico: 0.66%
Industrial development revenue: 0.33%
Farmington NM PCR Bonds Series 4	1.80	4-1-2029	10,000,000	9,048,373
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  29

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.07%
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Receipts Series 2022 144A	3.75%	5-1-2028	$ 1,075,000	$ 1,039,746
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Receipts Series 2022 144A	4.00	5-1-2033	1,035,000	976,392
				2,016,138
Utilities revenue: 0.26%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding & Acquisition Bond Subordinated Series A (Royal Bank of Canada LIQ) øø	5.00	11-1-2039	6,660,000	7,160,913
				18,225,424
New York: 7.02%
Airport revenue: 1.32%
New York Transportation Development Corporation Special Facility John F Kennedy International Airport Project	2.25	8-1-2026	2,000,000	1,928,525
Port Authority of New York & New Jersey Consolidated Bonds 172 Series	5.00	10-1-2027	5,000,000	5,015,018
Port Authority of New York & New Jersey Consolidated Bonds 185 Series	5.00	9-1-2028	5,000,000	5,297,482
Port Authority of New York & New Jersey Consolidated Bonds 205 Series	5.00	11-15-2025	475,000	524,792
Port Authority of New York & New Jersey Consolidated Bonds 207 Series	5.00	9-15-2027	21,380,000	24,051,942
				36,817,759
Education revenue: 0.45%
Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A	3.88	4-15-2023	200,000	201,451
Build New York City Resource Corporation Richmond Preparatory Charter School Social Impact Project Series A 144A	4.00	6-1-2031	650,000	639,201
Build New York City Resource Corporation Richmond Preparatory Charter School Social Impact Project Series A 144A	5.00	6-1-2036	525,000	550,375
Build New York City Resource Corporation Richmond Preparatory Charter School Social Impact Project Series A 144A	5.00	6-1-2041	400,000	416,073
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	4.05	2-1-2031	2,415,000	2,256,044
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	4.76	2-1-2027	970,000	984,233
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	5.45	2-1-2027	2,880,000	2,986,127
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series A	6.47	2-1-2033	1,435,000	1,601,668
Hempstead NY Local Development Corporation Education Revenue Refunding Bonds The Academy Charter School Project Series B	4.76	2-1-2027	180,000	181,948
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.45	2-1-2041	500,000	455,289
See accompanying notes to portfolio of investments

30  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A %%	5.00%	7-1-2030	$ 625,000	$ 701,795
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A %%	5.00	7-1-2037	200,000	226,324
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A %%	5.00	7-1-2042	275,000	307,914
New York NY IDA Civic Facility Stars Churchill School Center Project (AGC Insured) øø	2.25	10-1-2029	1,180,000	1,112,248
				12,620,690
GO revenue: 0.89%
Cortland NY Enlarged City School District Revenue BAN	2.00	7-29-2022	3,780,000	3,788,027
Kenmore Tonawanda NY Union Free School District BAN Series A	1.25	6-29-2022	16,000,000	15,999,781
Poughkeepsie City NY Refunding Bonds Public Improvement	4.00	4-15-2029	245,000	262,517
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2024	340,000	357,564
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2025	235,000	252,109
Poughkeepsie City NY Refunding Bonds Public Improvement	5.00	6-1-2031	600,000	648,420
Suffolk County NY Series A (BAM Insured)	5.00	6-15-2028	3,000,000	3,418,021
				24,726,439
Health revenue: 0.46%
Huntington NY Local Development Corporation Revenue Gurwin Independent Housing Incorporated	3.00	7-1-2025	1,725,000	1,666,356
New York Dormitory Authority Non-State Supported Debt Northwell Health Obligated Group øø	5.00	5-1-2048	6,000,000	6,574,883
New York Dormitory Authority Revenues Non-State Supported Debit Montefiore Obligation Group Series A	5.00	9-1-2029	1,350,000	1,501,527
New York Dormitory Authority Revenues Non-State Supported Debt Montefiore Obligation Group Series A	5.00	9-1-2028	1,400,000	1,541,909
Westchester County NY Local Development Corporation Purchase Senior Learning Community Incorporated 144A	2.88	7-1-2026	1,500,000	1,448,750
				12,733,425
Housing revenue: 0.46%
New York Housing Finance Agency Affordable Housing Series K2 øø	1.00	11-1-2061	500,000	468,558
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.25	4-1-2022	325,000	325,000
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.30	10-1-2022	465,000	462,666
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.40	4-1-2023	480,000	473,388
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.55	10-1-2023	760,000	743,217
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.65	4-1-2024	710,000	688,084
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.75	10-1-2024	825,000	793,902
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  31

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	0.88%	4-1-2025	$ 1,705,000	$ 1,629,523
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	1.00	10-1-2025	2,415,000	2,294,976
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	1.05	4-1-2026	1,275,000	1,199,948
New York Mortgage Agency Homeowner Mortgage Revenue AMT Social Bonds Series 235	1.15	10-1-2026	1,335,000	1,251,401
New York State Housing Finance Agency Bonds Series J-2 øø	1.10	11-1-2061	2,500,000	2,327,392
				12,658,055
Industrial development revenue: 0.91%
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.80	9-15-2069	2,000,000	1,910,462
New York Transportation Development Corporation Exempt Facility Revenue New York Thruway Service Areas Project	2.50	10-31-2031	750,000	703,255
New York Transportation Development Corporation Exempt Facility Revenue New York Thruway Service Areas Project	4.00	10-31-2034	500,000	529,099
New York Transportation Development Corporation Special Delta Air Lines Incorporated LaGuardia	5.00	10-1-2035	9,250,000	10,347,752
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2026	11,030,000	11,866,766
				25,357,334
Miscellaneous revenue: 0.48%
New York City IDA Pilot Refunding Bonds Queens Baseball Stadium Project Series 2021A (AGM Insured)	5.00	1-1-2025	1,250,000	1,340,453
New York City IDA Pilot Refunding Bonds Queens Baseball Stadium Project Series 2021A (AGM Insured)	5.00	1-1-2030	1,750,000	2,025,562
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	1.70	11-15-2030	4,000,000	3,414,317
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	1.90	11-15-2031	2,000,000	1,699,939
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.10	11-15-2032	5,000,000	4,298,493
Public Housing Capital Fund Trust II (Department of Housing and Urban Development Insured) 144A	4.50	7-1-2022	56,868	57,141
Western Regional Off-Track Betting Corporation 144A	3.00	12-1-2026	670,000	639,287
				13,475,192
Resource recovery revenue: 0.07%
New York Environmental Facilities Corporation Solid Waste Disposal Revenue Casella Waste System Incorporate Project øø	2.75	9-1-2050	2,000,000	1,998,679
Tax revenue: 0.64%
New York City Transitional Future Tax Secured Subordinated Bond Series E	5.00	2-1-2031	10,000,000	10,019,405
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Series A øø	2.00	5-15-2045	7,900,000	7,668,778
				17,688,183
See accompanying notes to portfolio of investments

32  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 1.12%
New York Metropolitan Transportation Authority Refunding Bond Series D1	5.00%	9-1-2022	$ 5,000,000	$ 5,069,051
New York Metropolitan Transportation Authority Revenue Various Refunding Bonds Transportation Subordinated Series G3 (SIFMA Municipal Swap +0.43%) ±	0.92	11-1-2031	20,000,000	20,125,656
New York Metropolitan Transportation Authority Subordinated Bond Series 2002G-1F (U.S. SOFR +0.43%) ±	0.61	11-1-2026	1,250,000	1,225,603
New York Metropolitan Transportation Authority Subordinated Bond Series A1 øø	5.00	11-15-2048	800,000	855,314
New York Metropolitan Transportation Authority Subordinated Bond Series C1	5.00	11-15-2024	3,535,000	3,782,195
				31,057,819
Utilities revenue: 0.22%
Long Island Power Authority Electric System Revenue General Series B	0.85	9-1-2050	3,000,000	2,847,521
Long Island Power Authority Electric System Revenue General Series B øø	1.50	9-1-2051	3,500,000	3,371,324
				6,218,845
				195,352,420
North Carolina: 1.07%
Education revenue: 0.85%
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Campbell University Series A	5.00	10-1-2028	450,000	501,327
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Campbell University Series A	5.00	10-1-2029	550,000	618,788
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Refunding Campbell University Series A	5.00	10-1-2030	450,000	509,574
University of North Carolina Chapel Hill Series A (1 Month LIBOR +0.13%) ±	0.28	12-1-2041	11,100,000	11,087,066
University of North Carolina Chapel Hill Series B (1 Month LIBOR +0.13%) ±	0.28	12-1-2034	10,925,000	10,912,270
				23,629,025
Health revenue: 0.19%
Charlotte Mecklenburg Hospital Authority North Carolina Health Care System Atrium Health Series E	0.80	1-15-2048	2,000,000	1,903,702
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	4.00	3-1-2029	275,000	277,307
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	4.00	3-1-2030	285,000	285,183
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	4.00	3-1-2031	290,000	288,273
North Carolina Medical Care Commission Health Care Facilities First Mortgage Lutheran Services Series A	4.00	3-1-2036	900,000	870,096
North Carolina Medical Care Commission Retirement Facilities Revenue Entrance Fee Friends Homes Series B1	2.55	9-1-2026	1,575,000	1,568,468
				5,193,029
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  33

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.03%
Columbus County NC Industrial Facilities and PCFA Refunding Bonds Recovery Zone Facility International Paper Company Project øø	2.00%	11-1-2033	$ 850,000	$ 841,435
				29,663,489
North Dakota: 0.74%
GO revenue: 0.40%
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2025	960,000	1,039,619
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2026	1,115,000	1,231,973
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2027	1,170,000	1,312,509
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2028	1,225,000	1,390,756
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2029	1,290,000	1,456,131
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2030	1,355,000	1,525,073
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2031	1,420,000	1,594,848
McKenzie County ND Public School District #1 School Building Series A	5.00	8-1-2032	1,490,000	1,671,315
				11,222,224
Health revenue: 0.25%
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2029	1,650,000	1,900,494
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2030	1,600,000	1,860,304
Grand Forks ND Health Care System Revenue Altru Health System	5.00	12-1-2032	2,805,000	3,239,241
				7,000,039
Miscellaneous revenue: 0.09%
Cass County ND Joint Water Resources District Refunding Temporary Improvement Series A	0.48	5-1-2024	2,500,000	2,390,660
				20,612,923
Ohio: 1.73%
Airport revenue: 0.08%
Port of Greater Cincinnati Development Authority øø	4.38	6-15-2056	2,340,000	2,220,087
Education revenue: 0.10%
Allen County OH Port Authority Economic Development Revenue Refunding Bonds University Northwestern	4.00	12-1-2031	710,000	731,139
Portage County OH Port Authority Northeast Ohio Medical University Project	5.00	12-1-2026	1,980,000	1,988,026
				2,719,165
Health revenue: 0.53%
Allen County OH Hospital Facilities Revenue Bonds Series B øø	5.00	8-1-2047	2,500,000	2,508,488
See accompanying notes to portfolio of investments

34  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Hamilton County OH Hospital Facilities Revenue UC Health	5.00%	9-15-2027	$ 615,000	$ 698,225
Hamilton County OH Hospital Facilities Revenue UC Health	5.00	9-15-2028	650,000	749,222
Montgomery County OH Hospital Refunding Bonds Facilities Premier Health Partners	5.00	11-15-2033	4,000,000	4,575,975
Montgomery County OH Hospital Refunding Bonds Facilities Premier Health Partners	5.00	11-15-2034	5,460,000	6,239,328
				14,771,238
Resource recovery revenue: 0.18%
Ohio Air Quality Development Authority Revenue Refunding Bonds AMT American Electric Power Company øø	2.10	12-1-2027	4,930,000	4,879,631
Tax revenue: 0.25%
Akron OH Income Tax Revenue	4.00	12-1-2029	4,515,000	4,989,385
Akron OH Income Tax Revenue	4.00	12-1-2030	1,830,000	2,029,013
				7,018,398
Utilities revenue: 0.36%
American Municipal Power Ohio Incorporated Refunding Bonds	5.00	2-15-2030	2,000,000	2,357,030
American Municipal Power Ohio Incorporated Refunding Bonds	5.00	2-15-2031	1,700,000	2,026,365
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series 2009C øø	1.50	2-1-2026	2,000,000	1,889,091
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series 2019A	3.25	9-1-2029	4,000,000	3,861,381
				10,133,867
Water & sewer revenue: 0.23%
Columbus OH Sewerage System	5.00	6-1-2031	5,825,000	6,263,080
				48,005,466
Oklahoma: 0.63%
Education revenue: 0.18%
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2025	925,000	985,225
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2026	975,000	1,051,484
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2027	1,370,000	1,494,050
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2028	715,000	785,951
Oklahoma Development Finance Authority Revenue Refunding Bonds Oklahoma City University Project	5.00	8-1-2029	755,000	836,535
				5,153,245
Miscellaneous revenue: 0.29%
Carter County OK Public Facilities Authority Dickson Public Schools Project	4.00	9-1-2025	350,000	370,428
Carter County OK Public Facilities Authority Dickson Public Schools Project	5.00	9-1-2025	365,000	392,248
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2028	2,500,000	2,672,493
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  35

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00%	9-1-2034	$ 670,000	$ 712,200
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2024	890,000	942,523
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2025	855,000	922,592
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	5.00	9-1-2026	1,810,000	1,985,565
				7,998,049
Tax revenue: 0.16%
Tulsa OK Public Facilities Authority Capital Improvements	4.00	10-1-2027	4,050,000	4,391,307
				17,542,601
Oregon: 0.72%
Airport revenue: 0.04%
Port of Portland OR Portland International Airport AMT Series 28	5.00	7-1-2024	1,125,000	1,190,208
Health revenue: 0.68%
Clackamas County OR Hospital Facility Authority Revenue Senior Living Rose Villa Project	2.75	11-15-2025	500,000	500,040
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bonds Adventist Health System/West øø	5.00	3-1-2040	9,500,000	10,081,264
Multnomah County OR Hospital Facilities Authority Revenue Refunding Bonds Terwilliger Plaza Parkview	0.95	6-1-2027	1,900,000	1,715,121
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2025	400,000	437,231
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2026	125,000	139,565
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2027	300,000	340,691
Oregon State Facilities Authority Revenue Refunding Bonds Samaritan Health Services Project	5.00	10-1-2031	1,750,000	1,922,199
YamHill County OR Hospital Authority Friendsview Series A	5.00	11-15-2036	1,220,000	1,257,512
YamHill County OR Hospital Authority Friendsview Series A	5.00	11-15-2046	1,540,000	1,555,131
YamHill County OR Hospital Authority Friendsview Series B2	2.13	11-15-2027	1,000,000	960,605
				18,909,359
				20,099,567
Other: 0.06%
Miscellaneous revenue: 0.06%
FHLMC Multiclass Mortgage Certificate of Participation Series M012 Class A1A	1.60	8-15-2051	1,692,529	1,693,181
Pennsylvania: 5.56%
Airport revenue: 0.59%
Allegheny County PA Airport Authority AMT Series A	5.00	1-1-2029	4,000,000	4,536,101
Allegheny County PA Airport Authority AMT Series A	5.00	1-1-2030	3,000,000	3,443,067
See accompanying notes to portfolio of investments

36  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Allegheny County PA Airport Authority AMT Series A	5.00%	1-1-2031	$ 2,250,000	$ 2,605,207
Allegheny County PA Airport Authority AMT Series A	5.00	1-1-2033	5,000,000	5,729,777
				16,314,152
Education revenue: 0.60%
Chester County PA IDA Avon Grove Charter School Project Series 2017A	4.00	12-15-2027	1,485,000	1,523,406
Chester County PA IDA Collegium Charter School Project Series A	3.70	10-15-2022	400,000	401,775
Lehigh County General Purpose Authority Charter School Lehigh Valley Academy Regional Charter School Series 2022	4.00	6-1-2030	1,175,000	1,255,839
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program øø	2.00	11-1-2035	3,000,000	3,001,192
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2022	1,575,000	1,575,000
Montgomery County PA HEFAR Arcadia University	5.00	4-1-2023	1,555,000	1,598,282
Pennsylvania Higher Education Assistance Agency Education Loan Series A	5.00	6-1-2028	600,000	675,193
Pennsylvania Higher Education Assistance Agency Education Loan Series A	5.00	6-1-2030	800,000	917,429
Philadelphia PA IDA Charter School Project Series 2016A	4.50	8-1-2026	2,240,000	2,323,498
Philadelphia PA IDA Charter School Project Series 2016B	4.88	8-1-2026	1,465,000	1,519,233
Philadelphia PA IDA Independence Charter School West Project Series 2019	4.00	6-15-2029	350,000	356,289
Philadelphia PA IDA Tacony Academy Christian School Project Series A-1	6.25	6-15-2023	275,000	282,349
South Central Pennsylvania General Authority Association of Independent Colleges & Universities Financing Program Series TT2	5.00	5-1-2029	245,000	283,080
South Central Pennsylvania General Authority Association of Independent Colleges & Universities Financing Program Series TT2	5.00	5-1-2030	395,000	460,604
South Central Pennsylvania General Authority Association of Independent Colleges & Universities Financing Program Series TT2	5.00	5-1-2031	485,000	572,447
				16,745,616
GO revenue: 1.26%
Allegheny County PA Penn Hills Schools District Series 2015 (BAM Insured)	5.00	11-15-2022	340,000	347,145
Allegheny County PA Penn Hills Schools District Series 2015 (BAM Insured)	5.00	11-15-2023	1,025,000	1,073,337
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2027	745,000	843,744
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2029	920,000	1,078,961
Armstrong PA School District Refunding Bonds Series A (BAM Insured)	5.00	3-15-2030	1,800,000	2,110,283
Bristol Township PA School District	5.25	6-1-2031	6,990,000	7,274,724
Laurel Highlands PA School District (BAM Insured)	3.00	2-1-2030	675,000	687,519
Laurel Highlands PA School District (BAM Insured)	4.00	2-1-2027	980,000	1,048,509
Laurel Highlands PA School District (BAM Insured)	4.00	2-1-2029	1,150,000	1,257,414
Philadelphia PA School District Series 2016D	5.00	9-1-2022	3,565,000	3,619,692
Philadelphia PA School District Series 2016F	5.00	9-1-2022	5,000,000	5,076,708
Philadelphia PA School District Series 2019A	5.00	9-1-2030	2,500,000	2,895,914
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  37

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Philadelphia PA School District Series 2019A	5.00%	9-1-2031	$ 2,500,000	$ 2,885,620
Scranton PA School District Series A	5.00	6-1-2024	750,000	792,800
Scranton PA School District Series A	5.00	6-1-2025	1,000,000	1,080,702
Scranton PA School District Series B (NPFGC Insured)	5.00	6-1-2024	665,000	704,394
Scranton PA School District Series B (NPFGC Insured)	5.00	6-1-2025	710,000	769,556
Scranton PA Series 2017 144A	5.00	9-1-2023	1,355,000	1,386,992
				34,934,014
Health revenue: 0.94%
Berks County PA Municipal Authority Tower Health Project Series B2 øø	5.00	2-1-2040	6,000,000	6,269,481
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2026	1,350,000	1,466,540
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2028	1,500,000	1,673,495
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2031	1,120,000	1,289,263
Bucks County PA IDA Hospital Revenue Grand View Hospital Project	5.00	7-1-2032	955,000	1,101,555
Bucks County PA IDA Hospital St. Lukes University Health Network	4.00	8-15-2031	750,000	811,275
Bucks County PA IDA Hospital St. Lukes University Health Network	4.00	8-15-2032	1,390,000	1,501,558
Lancaster PA IDA Health Center Revenue Refunding Landis Homes Retirement	4.00	7-1-2031	430,000	440,352
Lancaster PA IDA Health Center Revenue Refunding Landis Homes Retirement	4.00	7-1-2037	345,000	346,276
Montgomery County PA Higher Education & Health Authority Series 2018D ø	0.74	9-1-2050	10,000,000	10,000,000
Westmoreland County PA IDA Health System Revenue Excela Health Project Series A	5.00	7-1-2027	1,200,000	1,357,656
				26,257,451
Housing revenue: 0.33%
East Hempfield Township Pennsylvania Industrial Development Student Services Incorporate Student Housing	5.00	7-1-2025	1,065,000	1,117,773
Pennsylvania HFA Single Family Series 128A	4.75	4-1-2033	1,170,000	1,222,435
Pennsylvania HFA Special Limited Obligation Multifamily Development Bonds Series 2022 (Department of Housing and Urban Development Insured) øø	1.25	2-1-2025	7,000,000	6,889,071
				9,229,279
Industrial development revenue: 0.09%
Allentown PA Neighborhood Improvement Zone Development Authority Foward Delivery	5.00	5-1-2029	500,000	555,832
Allentown PA Neighborhood Improvement Zone Development Authority Foward Delivery	5.00	5-1-2030	500,000	561,430
Allentown PA Neighborhood Improvement Zone Development Authority Foward Delivery	5.00	5-1-2031	550,000	622,245
Allentown PA Neighborhood Improvement Zone Development Authority Foward Delivery	5.00	5-1-2032	600,000	684,909
				2,424,416
See accompanying notes to portfolio of investments

38  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.15%
Delaware Valley Regional Finance Authority Local Government Series B (Ambac Insured)	5.70%	7-1-2027	$ 1,780,000	$ 2,064,519
Delaware Valley Regional Finance Authority Local Government Series C (Ambac Insured)	7.75	7-1-2027	125,000	158,576
Delaware Valley Regional Finance Authority Local Government Series D (TD Bank NA LOC) ø	0.50	11-1-2055	2,000,000	2,000,000
				4,223,095
Resource recovery revenue: 1.16%
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series 2014A øø	0.23	6-1-2044	6,000,000	6,000,000
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series 2019B-1 øø	0.25	4-1-2049	10,000,000	9,996,341
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project Series 2013 øø	0.45	8-1-2045	3,000,000	2,998,004
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project Series 2019A øø	1.75	8-1-2038	13,500,000	13,227,606
				32,221,951
Transportation revenue: 0.11%
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2027	570,000	613,111
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2028	590,000	641,163
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2029	410,000	442,734
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2030	425,000	456,921
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2031	440,000	470,976
Lancaster PA Guaranteed Parking Authority Series A (BAM Insured)	4.00	9-1-2032	460,000	491,186
				3,116,091
Utilities revenue: 0.07%
Pennsylvania EDFA Exempt Facilities Refunding Bond Energy Supply LLC (MUFG Bank Limited LOC) ø	0.68	12-1-2038	2,000,000	2,000,000
Water & sewer revenue: 0.26%
Luzerne County PA IDA Refunding Bonds AMT Pennsylvania American Water Company Project øø	2.45	12-1-2039	3,250,000	3,271,394
Pittsburgh PA Water & Sewer Authority Series C (SIFMA Municipal Swap +0.65%)(AGM Insured) ±	1.14	9-1-2040	4,000,000	4,011,107
				7,282,501
				154,748,566
Puerto Rico: 0.33%
Water & sewer revenue: 0.33%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Senior Lien Series A 144A	4.00	7-1-2022	5,000,000	5,025,841
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Senior Lien Series A 144A	4.00	7-1-2023	4,000,000	4,071,873
				9,097,714
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  39

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Rhode Island: 0.17%
GO revenue: 0.06%
Providence RI Refunding Bonds Series A	5.00%	1-15-2023	$ 425,000	$ 435,074
Providence RI Refunding Bonds Series A	5.00	1-15-2024	400,000	418,592
Providence RI Refunding Bonds Series A	5.00	1-15-2025	450,000	480,467
Providence RI Refunding Bonds Series A	5.00	1-15-2026	450,000	489,051
				1,823,184
Housing revenue: 0.00%
Rhode Island Housing & Mortgage Finance	6.50	4-1-2027	15,000	15,039
Miscellaneous revenue: 0.11%
Providence RI Public Buildings Authority Revenue Capital Improvement Program Projects Series A (AGM Insured)	4.00	9-15-2023	1,000,000	1,028,962
Providence RI RDA Series A	5.00	4-1-2022	1,940,000	1,940,000
				2,968,962
				4,807,185
South Carolina: 0.30%
Education revenue: 0.01%
South Carolina Jobs EDA York Preparatory Academy Project Series A	5.75	11-1-2023	270,000	281,367
Health revenue: 0.10%
Greenville Hospital System South Carolina Hospital Refunding Bonds	5.00	5-1-2029	2,725,000	2,733,394
Miscellaneous revenue: 0.02%
Berkeley County SC Assessment Revenue Bonds Nexton Improvement District	4.00	11-1-2030	425,000	440,061
Resource recovery revenue: 0.05%
South Carolina Jobs EDA	8.00	12-6-2029	260,000	221,841
South Carolina Jobs EDA Solid Waste Disposal RePower South Berkeley LLC 144A†	5.25	2-1-2027	3,310,000	1,324,000
				1,545,841
Utilities revenue: 0.12%
South Carolina Public Service Authority Revenue Refunding Bonds and Improvement Series A	5.00	12-1-2031	2,850,000	3,361,460
				8,362,123
South Dakota: 0.52%
Health revenue: 0.29%
South Dakota HEFA Avera Health Series A øø	5.00	7-1-2033	7,675,000	8,104,856
Resource recovery revenue: 0.23%
South Dakota EDA Riverview Project (AgCountry Farm Credit Services LOC) ø	0.56	11-1-2051	6,250,000	6,250,000
				14,354,856
See accompanying notes to portfolio of investments

40  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tennessee: 0.90%
Housing revenue: 0.28%
Metropolitan Government Nashville & Davidson County TN Health & Educational Facilities Board Richland Hills Apartments Project (Department of Housing and Urban Development Insured) øø	1.25%	12-1-2024	$ 8,000,000	$ 7,848,640
Utilities revenue: 0.62%
Tennergy Corporation Tennessee Gas Series A øø	4.00	12-1-2051	1,190,000	1,261,765
Tennessee Energy Acquisition Corporation Gas Project Series 2006B	5.63	9-1-2026	925,000	1,038,212
Tennessee Energy Acquisition Corporation Gas Project Series 2017A øø	4.00	5-1-2048	12,390,000	12,603,673
Tennessee Energy Acquisition Corporation Gas Project Series 2018 øø	4.00	11-1-2049	2,210,000	2,283,523
				17,187,173
				25,035,813
Texas: 7.47%
Airport revenue: 0.57%
Dallas Fort Worth TX International Airport Refunding Bonds AMT Series A	5.00	11-1-2024	4,000,000	4,283,918
Dallas Fort Worth TX International Airport Refunding Bonds AMT Series A	5.00	11-1-2032	3,125,000	3,245,693
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2023	690,000	719,246
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2024	725,000	772,573
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2027	835,000	942,173
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2028	880,000	1,007,943
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2029	920,000	1,062,536
El Paso TX Airport Revenue Refunding Bonds El Paso International Airport	5.00	8-15-2030	970,000	1,130,416
Houston TX Airport System Subordinate Refunding Bonds AMT Series A	5.00	7-1-2031	2,750,000	2,776,024
				15,940,522
Education revenue: 1.29%
Alamo TX Community College District Various Financing System øø	1.70	11-1-2042	435,000	428,497
Arlington TX Higher Education Finance Corporation Education Series A	4.00	2-15-2029	300,000	328,004
Arlington TX Higher Education Finance Corporation Education Series A	4.00	8-15-2029	80,000	79,744
Arlington TX Higher Education Finance Corporation Education Series A	4.00	2-15-2030	305,000	335,496
Arlington TX Higher Education Finance Corporation Education Series A	4.00	8-15-2030	85,000	84,222
Arlington TX Higher Education Finance Corporation Education Series A	4.00	2-15-2031	315,000	348,798
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  41

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Arlington TX Higher Education Finance Corporation Education Series A	4.00%	2-15-2031	$ 1,240,000	$ 1,163,879
Arlington TX Higher Education Finance Corporation Education Series A	4.00	8-15-2031	80,000	78,829
Arlington TX Higher Education Finance Corporation Education Series A	5.00	8-15-2022	60,000	60,399
Arlington TX Higher Education Finance Corporation Education Series A	5.00	8-15-2023	155,000	158,522
Arlington TX Higher Education Finance Corporation Education Series A	5.00	8-15-2024	195,000	201,438
Arlington TX Higher Education Finance Corporation Education Series A	5.00	8-15-2025	205,000	213,611
Arlington TX Higher Education Finance Corporation Education Series A	5.00	8-15-2026	200,000	209,640
Arlington TX Higher Education Finance Corporation Education Series A	5.00	8-15-2027	205,000	215,911
Arlington TX Higher Education Finance Corporation Education Series A	5.00	8-15-2028	75,000	79,303
Austin TX Community College District Series A	4.00	2-1-2023	320,000	326,673
Clifton TX Higher Education Finance Corporation Education Revenue IDEA Public Schools Series 2021T	5.00	8-15-2029	315,000	357,715
Clifton TX Higher Education Finance Corporation Education Revenue IDEA Public Schools Series 2021T	5.00	8-15-2030	385,000	440,936
Clifton TX Higher Education Finance Corporation Education Revenue IDEA Public Schools Series 2021T	5.00	8-15-2031	435,000	502,538
Clifton TX Higher Education Finance Corporation Education Revenue IDEA Public Schools Series 2021T	5.00	8-15-2032	515,000	600,550
Clifton TX Higher Education Finance Corporation Education Revenue International Leadership Texas Series A øø	6.00	3-1-2029	2,150,000	2,269,105
Clifton TX Higher Education Finance Corporation International Leadership Series 2015A	4.63	8-15-2025	7,040,000	7,310,470
Clifton TX Higher Education Finance Corporation Uplift Education Series 2018D	5.00	8-15-2025	6,565,000	7,077,954
Clifton TX Higher Education Finance Corporation Uplift Education Series A	4.00	12-1-2025	1,965,000	2,007,897
Hale Center Education Facilities Corporation Improvement and Revenue Refunding Bonds Wayland Baptist University Project Series 2022	5.00	3-1-2028	1,635,000	1,774,278
Hale Center Education Facilities Corporation Improvement and Revenue Refunding Bonds Wayland Baptist University Project Series 2022	5.00	3-1-2029	1,015,000	1,107,503
Hale Center Education Facilities Corporation Improvement and Revenue Refunding Bonds Wayland Baptist University Project Series 2022	5.00	3-1-2030	2,040,000	2,235,199
New Hope TX Cultural Education Facilities Finance Corporation Education Revenue Cumberland Academy Series A 144A	4.00	8-15-2030	1,735,000	1,768,323
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2029	650,000	717,768
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2030	870,000	966,977
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2031	220,000	246,386
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2032	460,000	510,641
See accompanying notes to portfolio of investments

42  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00%	7-1-2033	$ 710,000	$ 785,446
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2034	500,000	552,366
Odessa TX College District Revenue Consolidated Fund (AGM Insured)	4.00	7-1-2035	290,000	319,735
				35,864,753
GO revenue: 3.15%
Brazosporight TX Independent School District School Building Series A	4.00	2-15-2029	2,355,000	2,548,740
Denton TX Independent School District Refunding Bonds Series B	5.00	8-15-2032	5,000,000	5,071,078
Fort Bend TX Independent School District Various Refunding Series B	0.72	8-1-2051	1,500,000	1,385,968
Grapevine Colleyville TX Independent School Building	5.00	8-15-2034	2,890,000	3,153,793
Grapevine Colleyville TX Independent School Building	5.00	8-15-2035	1,600,000	1,744,413
Harris County TX Cypress-Fairbanks Independent High School Series B-1 øø	0.28	2-15-2040	2,870,000	2,745,182
Houston TX Public Improvement Refunding Bonds Series A	4.00	3-1-2031	10,110,000	10,512,923
Leander TX Independent School District CAB Bonds Series 2014C ¤	0.00	8-15-2035	2,975,000	1,631,775
Northside Texas Independent School District School Building Bond Series 2018 øø	2.75	8-1-2048	11,275,000	11,423,877
Northwest Texas Independent School District Refunding Bonds	5.00	2-15-2032	1,750,000	1,899,095
Texas State College Student Loan	4.00	8-1-2032	1,500,000	1,648,139
Texas Transportation Commission Mobility Fund Refunding Bonds Series A	5.00	10-1-2030	40,760,000	43,814,942
				87,579,925
Health revenue: 0.26%
Harris County TX Cultural Education Facilities Finance Corporation Revenue Texas Medical Center Series A	0.90	5-15-2050	1,500,000	1,484,372
New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00	8-15-2024	1,000,000	1,068,248
New Hope TX Cultural Education Facilities Finance Corporation Hospital Series 2017A	5.00	8-15-2026	2,000,000	2,236,061
New Hope TX Cultural Education Facilities Finance Corporation Presbyterian Village North Project	5.00	10-1-2023	1,570,000	1,605,542
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facility Revenue MRC Stevenson Oaks Project	3.00	11-15-2026	1,000,000	1,000,087
				7,394,310
Housing revenue: 0.12%
New Hope TX Cultural Education Facilities Finance Corporation Student Housing Tarleton State University Project	5.38	4-1-2028	1,845,000	1,912,731
New Hope TX ECFA Collegiate Housing Tarleton State University Series A	4.00	4-1-2022	870,000	870,000
New Hope TX ECFA Collegiate Housing Tarleton State University Series A	5.00	4-1-2025	480,000	521,792
				3,304,523
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  43

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.10%
Port Beaumont TX Navigation District Dock and Wharf Facility Revenue Jefferson Gulf Coast Energy 144A	2.50%	1-1-2030	$ 800,000	$ 731,295
Port Beaumont TX Navigation District Dock and Wharf Facility Revenue Jefferson Gulf Coast Energy 144A	2.63	1-1-2031	800,000	727,815
Port Beaumont TX Navigation District Dock and Wharf Facility Revenue Jefferson Gulf Coast Energy 144A	2.75	1-1-2036	1,500,000	1,288,813
				2,747,923
Miscellaneous revenue: 0.49%
Houston TX Airport System Revenue Refunding Bonds AMT Special Facilities United	5.00	7-1-2027	1,750,000	1,904,333
Lower Colorado River Authority Texas Transmission Contract Transmission Services Corporation Project	5.00	5-15-2028	1,845,000	1,959,309
Texas Transportation Commission Highway Improvement	5.00	4-1-2027	3,010,000	3,193,747
Wise County TX Parker County Junior College District Project	5.00	8-15-2025	505,000	553,001
Wise County TX Parker County Junior College District Project	5.00	8-15-2028	1,630,000	1,873,500
Wise County TX Parker County Junior College District Project	5.00	8-15-2031	680,000	809,860
Wise County TX Parker County Junior College District Project	5.00	8-15-2034	980,000	1,145,042
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (NPFGC / FHA Insured)	7.65	7-1-2022	2,125,000	2,144,783
				13,583,575
Transportation revenue: 0.35%
Central Texas Regional Mobility Authority Revenue Subordinated Lien BAN Series F	5.00	1-1-2025	2,000,000	2,105,053
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2023	500,000	511,834
Harris County TX Cultural Education Facilities Finance Corporation Revenue Texas Medical Center Series A	5.00	8-15-2026	1,280,000	1,402,072
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bonds Notes Mobility	5.00	12-31-2030	1,000,000	1,131,422
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bonds Notes Mobility	5.00	12-31-2032	1,000,000	1,126,759
Texas Private Activity Bond Surface Transportation Corporation Senior Lien Revenue Refunding Bonds Notes Mobility	5.00	12-31-2033	3,000,000	3,373,651
				9,650,791
Utilities revenue: 0.48%
Lower Colorado River Authority Texas Transmission Contract Transmission Services Corporation Project (AGM Insured)	5.00	5-15-2029	1,745,000	2,032,077
Lower Colorado River Authority Texas Transmission Contract Transmission Services Corporation Project (AGM Insured)	5.00	5-15-2030	990,000	1,179,615
See accompanying notes to portfolio of investments

44  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
San Antonio TX Electric & Gas Systems Various Revenue Refunding Bonds Junior Lien Series 2018 øø	2.75%	2-1-2048	$ 6,000,000	$ 6,045,740
San Antonio TX Electric & Gas Systems Various Revenue Refunding Bonds Junior Lien Series 2020 øø	1.75	2-1-2049	4,250,000	4,172,659
				13,430,091
Water & sewer revenue: 0.66%
Dallas TX Waterworks Refunding Bonds Series A	5.00	10-1-2029	16,225,000	18,285,552
				207,781,965
Utah: 0.40%
Airport revenue: 0.15%
Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2029	1,000,000	1,122,631
Salt Lake City UT Airport Revenue Bonds AMT Series 2018A	5.00	7-1-2031	2,705,000	3,021,238
				4,143,869
Education revenue: 0.05%
Utah Charter School Finance Authority Freedom Academy Foundation St. George 144A	3.25	6-15-2031	540,000	504,709
Utah Charter School Finance Authority Ronald Wilson Reagan Academy Project Series A 144A	3.50	2-15-2026	915,000	914,973
				1,419,682
Miscellaneous revenue: 0.20%
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2024	1,000,000	1,016,976
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2026	1,000,000	1,018,512
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2028	1,000,000	1,011,453
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2029	580,000	582,014
Mida Mountain Village Public Infrastructure District Mountain Village Assessment Area #2 144A	4.00	8-1-2030	680,000	676,304
Mida Mountain Village Public Infrastructure District Utah Special Assessment Revenue Bonds Area #2 Series 2021 144A	4.00	8-1-2050	1,500,000	1,284,710
				5,589,969
				11,153,520
Vermont: 0.13%
Education revenue: 0.07%
Vermont Student Assistance Corporation Series A	5.00	6-15-2022	550,000	554,143
Vermont Student Assistance Corporation Series A	5.00	6-15-2023	1,200,000	1,240,846
				1,794,989
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  45

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.06%
Vermont Housing Finance Agency Multiple Purpose Series A (GNMA / FNMA / FHLMC Insured)	3.75%	11-1-2050	$ 1,700,000	$ 1,747,613
				3,542,602
Virginia: 2.20%
Education revenue: 0.04%
Virginia College Building Authority Educational Facilities Regent University Project	5.00	6-1-2029	330,000	366,903
Virginia College Building Authority Educational Facilities Regent University Project	5.00	6-1-2030	350,000	391,416
Virginia College Building Authority Educational Facilities Regent University Project	5.00	6-1-2031	300,000	337,645
				1,095,964
Health revenue: 0.19%
Mizuho Floater/Residual Trust Tender Option Bond Series 2020- MIZ9025 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	0.61	11-1-2035	4,655,000	4,655,000
Roanoke VA EDA Residential Care Facility Revenue Richfield Living	4.30	9-1-2030	770,000	663,348
				5,318,348
Transportation revenue: 1.58%
Chesapeake VA Bay Bridge & Tunnel District First Tier Generation Resolution	5.00	11-1-2023	20,000,000	20,892,634
Toll Road Investors Partnership II LP Series 1999-B (National Public Finance Guaranty Insured) 144A¤	0.00	2-15-2029	10,000,000	7,068,587
Virginia SBA Financing Senior Lien Elizabeth River Crossings OpCo LLC Project Series 2012	6.00	1-1-2037	5,000,000	5,049,701
Virginia SBA Financing Senior Lien Elizabeth River Crossings OpCo LLC Project Series 2022%%	4.00	7-1-2029	1,750,000	1,828,097
Virginia SBA Financing Senior Lien Elizabeth River Crossings OpCo LLC Project Series 2022%%	4.00	7-1-2030	2,000,000	2,091,302
Virginia SBA Financing Senior Lien Revenue Refunding Bonds 95 Express Lane LLC Project AMT Series 2022	5.00	1-1-2032	3,225,000	3,699,647
Virginia SBA Financing Senior Lien Revenue Refunding Bonds 95 Express Lane LLC Project AMT Series 2022	5.00	7-1-2032	2,800,000	3,204,008
				43,833,976
Utilities revenue: 0.39%
Chesapeake VA EDA Pollution Control Electric & Power Company Series 2008A øø	1.90	2-1-2032	4,250,000	4,243,553
Louisa VA IDA PCR Bonds Virginia Electric and Power Company Project Series 2008C øø	1.65	11-1-2035	2,000,000	1,974,249
Wise County VA IDA Solid Waste & Sewage Disposal Revenue Bond Virginia Electric & Power Company Project Series A	0.75	10-1-2040	5,000,000	4,716,773
				10,934,575
				61,182,863
See accompanying notes to portfolio of investments

46  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Washington: 2.12%
Airport revenue: 0.08%
Port of Seattle WA Intermediate Lien Revenue Bonds AMT Series 2018A	5.00%	5-1-2036	$ 2,030,000	$ 2,233,888
GO revenue: 0.20%
Washington State Refunding Bonds Motor Vehicle Fuel Tax	5.00	6-1-2027	1,120,000	1,279,387
Washington State Refunding Bonds Motor Vehicle Fuel Tax	5.00	6-1-2028	1,500,000	1,745,150
Washington State Refunding Bonds Motor Vehicle Fuel Tax	5.00	6-1-2029	1,000,000	1,184,002
Washington State Refunding Bonds Motor Vehicle Fuel Tax	5.00	6-1-2030	1,150,000	1,383,436
				5,591,975
Health revenue: 0.76%
Skagit County WA Public Hospital District Refunding Bonds and Improvement Skagit Regional Health	5.00	12-1-2029	3,975,000	4,404,767
Washington HCFR Catholic Health Initiatives Series B (SIFMA Municipal Swap +1.40%) ±	1.89	1-1-2035	11,000,000	11,048,676
Washington Health Care Facilities Authority CommonSpirit Health Series 2019B3 øø	5.00	8-1-2049	3,000,000	3,271,098
Washington Housing Finance Commission Nonprofit Housing Revenue Eliseo Project Series B-2 144A	2.13	7-1-2027	1,500,000	1,404,719
Washington Housing Finance Commission Nonprofit Housing Revenue Rockwood Retirement Communities 144A	3.00	7-1-2027	1,000,000	945,833
				21,075,093
Housing revenue: 0.54%
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	2.00	10-1-2033	600,000	528,149
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	2.13	10-1-2036	2,000,000	1,709,340
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	4.00	10-1-2029	225,000	245,753
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	4.00	10-1-2030	200,000	219,825
King County WA Housing Authority Workforce Housing Preservation Pooled Revenue Refunding Bond	4.00	10-1-2031	290,000	320,838
Seattle WA Housing Authority Northgate Plaza Project	1.00	6-1-2026	2,000,000	1,897,376
Snohomish County WA Housing Authority	5.00	4-1-2027	1,130,000	1,261,086
Snohomish County WA Housing Authority	5.00	4-1-2028	1,610,000	1,820,950
Snohomish County WA Housing Authority	5.00	4-1-2029	1,690,000	1,938,776
Washington Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,164,200
				15,106,293
Tax revenue: 0.43%
Central Puget Sound Washington Regional Refunding & Improvement Series S1	5.00	11-1-2036	1,000,000	1,100,884
Central Puget Sound Washington Regional Refunding & Improvement Series S-1	5.00	11-1-2050	810,000	891,716
Washington Convention Center Junior Lodging Tax Notes	4.00	7-1-2031	10,000,000	10,079,857
				12,072,457
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  47

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.11%
Seattle WA Municipal Light & Power Refunding Bond Series B (SIFMA Municipal Swap +0.25%) ±	0.74%	5-1-2045	$ 3,000,000	$ 2,970,575
				59,050,281
West Virginia: 0.60%
Education revenue: 0.04%
West Virginia University Revenues Refunding Bonds West Virginia University Projects Series B øø	5.00	10-1-2041	1,000,000	1,160,940
Tax revenue: 0.14%
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	4.13	6-1-2043	900,000	909,887
Monongalia County WV Commission Special District University Town Center Series A 144A	4.50	6-1-2027	2,815,000	2,924,751
				3,834,638
Utilities revenue: 0.38%
West Virginia EDA Solid Waste Disposal Facilities Revenue Refunding Bonds Wheeling Power Company Mitchell Project Series 2013A øø	3.00	6-1-2037	5,245,000	5,249,468
West Virginia EDA Solid Waste Disposal Facilities Revenue Refunding Bonds Wheeling Power Company Mitchell Project Series 2013A øø	3.00	6-1-2037	5,450,000	5,450,000
				10,699,468
Water & sewer revenue: 0.04%
Parkersburg WV Waterworks and Sewerage System Series A (BAM Insured)	3.00	8-1-2022	250,000	251,443
Parkersburg WV Waterworks and Sewerage System Series A (BAM Insured)	3.00	8-1-2024	400,000	407,984
Parkersburg WV Waterworks and Sewerage System Series A (BAM Insured)	3.00	8-1-2025	400,000	410,207
				1,069,634
				16,764,680
Wisconsin: 2.94%
Airport revenue: 0.01%
Wisconsin PFA Airport Series C	5.00	7-1-2022	360,000	362,125
Education revenue: 0.27%
Corvian County WI Community School Revenue 144A	4.25	6-15-2029	945,000	946,719
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	4.75	8-1-2023	435,000	442,550
Pine Lake WI PFA Pine Lake Preparatory School Series 2015 144A	4.35	3-1-2025	1,130,000	1,162,328
Wisconsin PFA Charter School Revenue American Preparatory Academy 144A	4.00	7-15-2029	650,000	665,816
Wisconsin PFA Conference Center & Hotel Revenue Foundation of The University of North Carolina at Charlotte Incorporated Series A 144A	4.00	9-1-2036	1,000,000	947,126
Wisconsin PFA Education Revenue Corvian Community School Series A 144A	4.00	6-15-2029	965,000	954,843
See accompanying notes to portfolio of investments

48  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Wisconsin PFA Educational Facility Revenue Estancia Valley Classical Academy Project Series A 144A	4.00%	7-1-2031	$ 1,150,000	$ 1,075,369
Wisconsin PFA Revenue Refunding Bonds Roseman University of Health Sciences Project Series 2022 144A	4.00	4-1-2032	900,000	917,391
Wisconsin PFA Roseman University of Health Sciences Project Series 2012	5.00	4-1-2022	305,000	305,000
				7,417,142
GO revenue: 0.83%
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2022	1,245,000	1,245,000
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2023	1,860,000	1,919,768
Eau Claire WI Area School District Refunding Bonds	5.00	4-1-2024	1,000,000	1,058,220
Wisconsin Series B	5.00	5-1-2031	12,230,000	13,579,393
Wisconsin Series B	5.00	5-1-2034	5,000,000	5,424,748
				23,227,129
Health revenue: 0.82%
Entrance Fee Principal PFA Searstone Project Series B-2	2.25	6-1-2027	1,840,000	1,737,273
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2034	2,000,000	2,092,834
Wisconsin HEFA Bellin Memorial Hospital Series 2015	5.00	12-1-2022	755,000	772,586
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2027	1,145,000	1,300,880
Wisconsin HEFA Beloit Health System Incorporated	5.00	7-1-2028	600,000	692,680
Wisconsin HEFA Marshfield Clinic Health System Incorporated øø	5.00	2-15-2052	3,000,000	3,197,571
Wisconsin HEFA St. Camillus Health System Incorporated	2.25	11-1-2026	4,000,000	4,010,606
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2027	375,000	399,929
Wisconsin HEFA St. Camillus Health System Incorporated	5.00	11-1-2028	470,000	503,941
Wisconsin HEFA St. John's Community Incorporated Project %%	4.00	9-15-2029	895,000	907,230
Wisconsin PFA Hospital Revenue Carson Valley Medical Center Series A	4.00	12-1-2031	700,000	736,379
Wisconsin PFA Revenue Providence St. Joseph Health Obligated Group Series C øø	4.00	10-1-2041	3,000,000	3,319,137
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	4.00	6-1-2035	600,000	639,526
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2029	175,000	201,814
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2030	175,000	203,858
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2031	275,000	322,503
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2032	350,000	407,612
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2033	550,000	638,856
Wisconsin PFA Revenue Texas Biomedical Research Institute Series A	5.00	6-1-2034	570,000	660,705
				22,745,920
Industrial development revenue: 0.24%
Wisconsin PFA Grand Hyatt San Antonio Hotel Acquisition Project Series 2022A %%	3.75	2-1-2032	850,000	832,898
Wisconsin PFA Series 2022A 144A%%	5.50	2-1-2042	5,950,000	5,809,342
				6,642,240
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  49

Portfolio of investments—March 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.12%
Wisconsin State Series 2	5.00%	11-1-2029	$ 3,000,000	$ 3,340,930
Tax revenue: 0.58%
Wisconsin Center District Tax Revenue CAB Junior Dedicated Series D ¤	0.00	12-15-2028	260,000	210,268
Wisconsin Center District Tax Revenue CAB Junior Dedicated Series D ¤	0.00	12-15-2029	390,000	304,238
Wisconsin Center District Tax Revenue CAB Junior Dedicated Series D ¤	0.00	12-15-2030	550,000	413,757
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C (AGM Insured) ¤	0.00	12-15-2029	1,050,000	810,576
Wisconsin Center District Tax Revenue CAB Senior Dedicated Series C (AGM Insured) ¤	0.00	12-15-2031	1,350,000	966,157
Wisconsin State General Fund Annual Appropriations Series A	5.00	5-1-2028	11,775,000	13,392,698
				16,097,694
Water & sewer revenue: 0.07%
Wisconsin Clean Water Refunding Bonds Series 2012	5.00	6-1-2023	310,000	321,742
Wisconsin Clean Water Refunding Bonds Series 2015	5.00	6-1-2026	1,525,000	1,623,664
				1,945,406
				81,778,586
Total Municipal obligations (Cost $2,789,189,877)				2,753,526,333

		Yield	Shares
Short-term investments: 0.73%
Investment companies: 0.73%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.30	20,324,966	20,335,128
Total Short-term investments (Cost $20,332,557)				20,335,128
Total investments in securities (Cost $2,833,522,434)	100.52%			2,797,861,461
Other assets and liabilities, net	(0.52)			(14,571,059)
Total net assets	100.00%			$2,783,290,402

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
##	All or a portion of this security is segregated for when-issued securities.
†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

50  |  Allspring Strategic Municipal Bond Fund

Portfolio of investments—March 31, 2022 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SBA	Small Business Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$83,256,830	$616,234,932	$(679,166,078)	$7,619	$1,825	$20,335,128	20,324,966	$11,374
See accompanying notes to portfolio of investments

Allspring Strategic Municipal Bond Fund  |  51

Notes to portfolio of investments—March 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$24,000,000	$0	$24,000,000
Municipal obligations	0	2,753,526,333	0	2,753,526,333
Short-term investments
Investment companies	20,335,128	0	0	20,335,128
Total assets	$20,335,128	$2,777,526,333	$0	$2,797,861,461
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

52  |  Allspring Strategic Municipal Bond Fund

Notes to portfolio of investments—March 31, 2022 (unaudited)

For the nine months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Strategic Municipal Bond Fund  |  53